United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/13

Date of Reporting Period: Quarter ended 09/30/13

Item 1. Schedule of Investments

Federated Managed Tail Risk Fund II
Portfolio of Investments
September 30, 2013 (unaudited)
Shares or Principal Amount			Value
		Investment Companies—90.7%[1]
27,746		Emerging Markets Fixed Income Core Fund	$914,084
823,640		Federated Clover Small Value Fund, Institutional Shares	20,599,224
1,094,369		Federated Equity Income Fund, Inc., Institutional Shares	24,601,413
578,203		Federated Inflation-Protected Securities Core Fund	6,198,330
651,704		Federated InterContinental Fund, Institutional Shares	34,442,568
758,968		Federated Intermediate Corporate Bond Fund, Institutional Shares	7,582,089
431,372		Federated Mortgage Core Portfolio	4,231,756
1,597,285		Federated Project and Trade Finance Core Fund	15,573,532
3,891,672		Federated Prudent Bear Fund, Institutional Shares	11,558,266
4,612,120		Federated Strategic Value Dividend Fund, Institutional Shares	25,597,268
215,300		Federated U.S. Government Securities Fund: 2-5 Years, Institutional Shares	2,389,827
332,681		High Yield Bond Portfolio	2,189,042
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $151,483,805)	155,877,399
		EXCHANGE-TRADED FUND—3.0%
199,222	[2]	PowerShares DB Commodity Index Tracking Fund (IDENTIFIED COST $5,629,976)	5,131,959
		CORPORATE BONDS—0.1%
$40,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	40,746
125,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	134,293
		TOTAL CORPORATE BONDS (IDENTIFIED COST $164,268)	175,039
		Repurchase Agreement—6.3%
10,791,000		Interest in $3,270,000,000 joint repurchase agreement 0.08%, dated 9/30/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,270,007,267 on 10/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,335,407,412. (AT COST)	10,791,000
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $168,069,049)[3]	171,975,397
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[4]	(194,011)
		TOTAL NET ASSETS—100%	$171,781,386
At September 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[2]United States Treasury Bond Ultra Long Futures	9	$1,278,844	December 2013	$22,712
[2]United States Treasury Note 5-Year Short Futures	3	$363,141	December 2013	$(3,796)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$18,916
The average notional value of long and short futures contracts held by the Fund throughout the period was $252,441 and $338,444, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period. Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1

1	Affiliated holdings.
2	Non-income-producing security.
3	At September 30, 2013, the cost of investments for federal tax purposes was $168,070,276. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and futures contracts was $3,905,121. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,777,390 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,872,269.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
2

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Companies[1]	$140,303,867	$15,573,532	$—	$155,877,399
Exchange-Traded Fund	5,131,959	—	—	5,131,959
Corporate Bonds	—	175,039	—	175,039
Repurchase Agreement	—	10,791,000	—	10,791,000
TOTAL SECURITIES	$145,435,826	$26,539,571	$—	$171,975,397
OTHER FINANCIAL INSTRUMENTS[2]	$18,916	$—	$—	$18,916
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, High Yield Bond Portfolio, Federated Inflation-Protected Securities Core Fund and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.
3
Federated High Income Bond Fund II
Portfolio of Investments
September 30, 2013 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—95.0%
		Aerospace/Defense—0.9%
$700,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	$698,250
200,000		TransDigm, Inc., 5.50%, 10/15/2020	197,000
500,000		TransDigm, Inc., 7.50%, 7/15/2021	540,000
1,150,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	1,230,500
		TOTAL	2,665,750
		Automotive—4.8%
825,000	[1,2]	Affinia Group, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 5/1/2021	849,750
500,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	533,750
275,000		American Axle & Manufacturing Holdings, Inc., 6.25%, 3/15/2021	284,625
875,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	901,250
475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	532,000
700,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	787,500
425,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	454,750
325,000		Delphi Corp., 5.00%, 2/15/2023	337,188
625,000	[3,4]	Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	456,250
550,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	595,375
775,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	802,125
250,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	245,625
1,025,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	1,145,437
450,000	[1,2]	Lear Corp., Sr. Unsecd. Note, Series 144A, 4.75%, 1/15/2023	419,625
550,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	567,875
400,000	[1,2]	Schaeffler AG, 4.75%, 5/15/2021	390,000
700,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	736,750
400,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	450,000
825,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	924,000
450,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	490,500
400,000	[1,2]	Titan Wheel International, Inc., Sr. Secd. Note, Series 144A, 6.875%, 10/1/2020	405,000
318,000		Tomkins LLC/Tomkins, Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	348,210
1,525,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	1,563,125
		TOTAL	14,220,710
		Building Materials—3.7%
350,000	[1,2]	Allegion US Holdings Co., Inc., 5.75%, 10/1/2021	352,625
100,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	98,625
450,000		Anixter International, Inc., 5.625%, 5/1/2019	465,750
200,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	215,500
300,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	324,750
425,000	[1,2]	CPG International, Inc., 8.00%, 10/1/2021	434,031
700,000		Interline Brands, Inc., Company Guarantee, 7.50%, 11/15/2018	744,625
950,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	1,042,625
675,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	744,188
950,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	986,812
400,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	441,000
1,275,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	1,392,937
165,000		Ply Gem Industries, Inc., Series WI, 9.375%, 4/15/2017	174,900
895,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	962,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$425,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.875%, 3/1/2018	$440,938
950,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	976,125
700,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	686,000
625,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	703,125
		TOTAL	11,186,681
		Chemicals—2.6%
300,000		Ashland, Inc., 3.875%, 4/15/2018	297,750
150,000		Ashland, Inc., 4.75%, 8/15/2022	141,375
425,000		Chemtura Corp., 5.75%, 7/15/2021	426,063
325,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	349,375
1,150,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	1,207,500
100,000	[1,2]	Georgia Gulf Corp., 4.875%, 5/15/2023	95,125
325,000	[1,2]	Georgia Gulf Corp., Series 144A, 4.625%, 2/15/2021	313,219
625,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	628,125
775,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	806,000
525,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	515,812
275,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	306,625
275,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	261,938
475,000		Momentive Performance Materials, Inc., Series WI, 10.00%, 10/15/2020	498,156
275,000	[1,2]	Nova Chemicals Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	276,546
950,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	1,004,625
275,000	[1,2]	Rentech Nitrogen Partners LP, Sr. Secd. 2nd Priority Note, 6.50%, 4/15/2021	270,875
225,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	276,552
		TOTAL	7,675,661
		Construction Machinery—0.4%
1,150,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	1,279,375
		Consumer Products—3.6%
1,350,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	1,427,625
300,000	[1,2]	Activision Blizzard, Inc., Sr. Note, Series 144A, 6.125%, 9/15/2023	302,250
175,000	[1,2]	Activision Blizzard, Inc., Sr. Unsecd. Note, 5.625%, 9/15/2021	175,656
600,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	598,500
675,000	[1,2]	First Quality Finance Co. Inc., 4.625%, 5/15/2021	615,937
1,000,000	[1,2]	Freedom Group, Inc., Series 144A, 7.875%, 5/1/2020	1,045,000
743,000		Libbey Glass, Inc., Series WI, 6.875%, 5/15/2020	795,010
225,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	240,188
225,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	248,625
925,000		ServiceMaster Co., 7.00%, 8/15/2020	878,750
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	266,063
150,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	120,750
1,000,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	995,000
1,125,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	1,200,937
575,000	[1,2]	Springs Industries, Inc., Sr. Secd. Note, Series 144A, 6.25%, 6/1/2021	564,938
1,200,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	1,122,000
250,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	260,625
		TOTAL	10,857,854
		Energy—8.0%
675,000	[3,4]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	4,641
1,150,000		Antero Resources Corp., 6.00%, 12/1/2020	1,167,250
600,000		Approach Resources, Inc., 7.00%, 6/15/2021	603,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy—continued
$600,000	[1,2]	Athlon Holdings LP, Sr. Note, Series 144A, 7.375%, 4/15/2021	$615,000
125,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	126,875
525,000		Basic Energy Services, Inc., Series WI, 7.75%, 10/15/2022	510,562
825,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	878,625
875,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	988,750
125,000		Chaparral Energy, Inc., Series WI, 7.625%, 11/15/2022	127,500
75,000		Chesapeake Energy Corp., 5.375%, 6/15/2021	75,188
75,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	75,563
1,350,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	1,464,750
825,000		Chesapeake Oilfield Services Co., Sr. Note, 6.625%, 11/15/2019	843,562
256,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	270,400
400,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	410,000
450,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	464,062
500,000		Comstock Resources, Inc., Sr. Secd. Note, 9.50%, 6/15/2020	547,500
350,000		Continental Resources, Inc., 4.50%, 4/15/2023	345,188
850,000		EP Energy/EP Finance, Inc., Series WI, 9.375%, 5/1/2020	960,500
365,013	[1,2]	EP Energy/EP Finance, Inc., Sr. PIK Deb., Series 144A, 8.125%, 12/15/2017	382,807
650,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	724,750
975,000	[1,2]	Energy XXI Gulf Coast, Inc., Series 144A, 7.50%, 12/15/2021	965,250
975,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	979,875
425,000	[1,2]	Kodiak Oil & Gas Corp., Series 144A, 5.50%, 1/15/2021	419,687
525,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	530,250
375,000	[1,2]	Linn Energy LLC, Series 144A, 6.75%, 11/1/2019	355,313
225,000		Linn Energy LLC, Series WI, 6.50%, 5/15/2019	217,125
500,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	519,375
375,000	[3,4]	Lone Pine Resources Canada Ltd., Series WI, 10.375%, 2/15/2017	221,250
1,150,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	1,118,375
800,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	806,000
375,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	399,375
650,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	689,000
150,000	[1,2]	Oasis Petroleum, Inc., Sr. Note, 6.875%, 3/15/2022	158,625
325,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	337,188
750,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	794,062
275,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	294,596
275,000	[1,2]	SM Energy Co., Sr. Note, Series 144A, 5.00%, 1/15/2024	254,375
600,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	609,000
125,000		Sandridge Energy, Inc., Series WI, 7.50%, 2/15/2023	124,375
550,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	558,250
325,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	356,688
425,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	451,562
1,100,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	1,171,500
		TOTAL	23,917,569
		Entertainment—0.8%
700,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	770,875
125,000	[1,2]	Cedar Fair LP, Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2021	119,844
100,000		Cinemark USA, Inc., 5.125%, 12/15/2022	94,250
325,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	352,625
775,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
375,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	408,750

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Entertainment—continued
$750,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	$716,250
		TOTAL	2,462,594
		Environmental—0.2%
550,000	[1,2]	ADS Waste Escrow, Sr. Unsecd. Note, Series 144A, 8.25%, 10/1/2020	583,000
		Financial Institutions—4.2%
275,000		Ally Financial, Inc., 3.50%, 7/18/2016	278,438
200,000		Ally Financial, Inc., 4.75%, 9/10/2018	199,365
250,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	281,875
325,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	367,250
1,375,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	1,588,125
1,075,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	1,153,786
275,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	289,752
400,000		CIT Group, Inc., 5.00%, 5/15/2017	422,500
850,000		CIT Group, Inc., 5.25%, 3/15/2018	894,625
150,000		CIT Group, Inc., 5.375%, 5/15/2020	156,000
400,000	[1,2]	CIT Group, Inc., Series 144A, 4.75%, 2/15/2015	415,000
150,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	165,750
550,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	562,375
300,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	291,128
150,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 2.75%, 5/15/2016	149,906
100,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 4.25%, 5/15/2023	91,625
375,000		International Lease Finance Corp., 4.625%, 4/15/2021	347,986
625,000		International Lease Finance Corp., 5.875%, 8/15/2022	618,750
150,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	159,823
275,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	304,563
1,400,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	1,613,500
575,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	580,750
225,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	231,188
1,425,000	[1,2]	Nuveen Investments, Inc., Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	1,400,062
		TOTAL	12,564,122
		Food & Beverage—5.3%
1,575,000	[1,2]	Aramark Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2020	1,598,625
500,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	478,750
250,000		Constellation Brands, Inc., 4.25%, 5/1/2023	230,000
475,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	540,312
1,900,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	1,980,750
1,900,000	[1,2]	H.J. Heinz Co., 4.25%, 10/15/2020	1,816,875
1,250,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	1,373,437
1,325,000	[1,2]	Michael Foods, Inc., Series 144A, 8.50%, 7/15/2018	1,378,000
1,250,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/1/2021	1,168,750
625,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	656,250
1,025,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	1,059,594
350,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.25%, 8/1/2018	359,625
75,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.875%, 8/1/2021	76,219
225,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	257,063
2,625,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	2,779,219
		TOTAL	15,753,469
		Gaming—3.2%
850,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	922,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$450,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	$491,625
550,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	556,875
375,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	381,563
675,000		MGM Mirage, Inc., 7.75%, 3/15/2022	734,906
525,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	589,313
400,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	421,000
525,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	606,375
850,000	[1,2]	Mohegan Tribal Gaming Authority, Series 144A, 9.75%, 9/1/2021	892,500
175,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	184,625
775,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 6.375%, 8/1/2021	794,375
670,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	733,650
705,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	761,400
450,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	478,406
1,075,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	1,142,187
		TOTAL	9,691,050
		Health Care—9.9%
1,075,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	1,115,312
925,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	942,344
1,275,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	1,268,625
225,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	228,375
75,000		DJO Finance LLC, Series WI, 8.75%, 3/15/2018	81,938
575,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	612,375
650,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	645,937
1,350,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	1,464,750
700,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	755,125
1,700,000		HCA Holdings, Inc, Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	1,812,625
100,000		HCA, Inc., 6.25%, 2/15/2021	101,875
425,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	438,813
825,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	812,625
725,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	726,812
475,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	515,969
1,050,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	1,155,000
550,000		Hologic, Inc., 6.25%, 8/1/2020	575,438
1,175,000	[1,2]	IMS Health, Inc., Series 144A, 7.375%, 9/1/2018	1,205,844
1,300,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	1,355,250
850,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	903,125
975,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	1,100,531
1,075,000	[1,2]	MPH Intermediate Holding Company 2, Sr. Note, 8.375%, 8/1/2018	1,105,234
1,425,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	1,581,750
325,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	357,703
825,000	[1,2]	Tenet Healthcare Corp., 8.125%, 4/1/2022	863,156
650,000	[1,2]	Tenet Healthcare Corp., Sr. Secd. Note, 4.375%, 10/1/2021	600,438
550,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	517,688
775,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	854,437
950,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	985,625
1,450,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	1,537,000
250,000	[1,2]	Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/2018	268,750
1,400,000	[1,2]	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/2021	1,515,500
825,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	874,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$650,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	$711,750
		TOTAL	29,592,219
		Industrial - Other—3.5%
175,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	186,375
800,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	776,000
525,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	568,969
700,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	770,000
575,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	570,688
675,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 10/1/2022	649,687
975,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	1,006,687
650,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	685,750
300,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	294,000
250,000		Mastec, Inc., 4.875%, 3/15/2023	235,000
375,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	390,000
175,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	181,563
300,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	329,250
925,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	966,625
300,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	331,500
650,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	669,500
1,150,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	1,247,750
725,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	728,625
		TOTAL	10,587,969
		Lodging—0.5%
250,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	260,000
450,000	[1,2]	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	451,969
169,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	171,455
575,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	560,625
		TOTAL	1,444,049
		Media - Cable—1.8%
350,000	[1,2]	Cequel Communications Holdings, Series 144A, 5.125%, 12/15/2021	331,625
350,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	358,750
300,000		Charter Communications Holdings II, 5.125%, 2/15/2023	276,750
250,000		Charter Communications Holdings II, 5.75%, 1/15/2024	236,875
225,000		Charter Communications Holdings II, 6.625%, 1/31/2022	229,500
550,000		Charter Communications Holdings II, 7.375%, 6/1/2020	596,750
100,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	109,250
600,000	[1,2]	Charter Communications Holdings II, Series 144A, 5.75%, 9/1/2023	571,500
575,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	610,219
300,000		DISH DBS Corporation, 5.125%, 5/1/2020	298,500
100,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	102,750
1,525,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	1,509,750
200,000	[1,2]	LYNX II Corporation, Series 144A, 6.375%, 4/15/2023	200,000
		TOTAL	5,432,219
		Media - Non-Cable—7.3%
475,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	530,813
375,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	352,500
400,000		Clear Channel Communications, Inc., 11.25%, 3/1/2021	415,000
1,400,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,361,500
275,000		Clear Channel Worldwide, 6.50%, 11/15/2022	280,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media - Non-Cable—continued
$150,000		Clear Channel Worldwide, 7.625%, 3/15/2020	$154,500
1,075,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	1,115,312
725,000		Clear Channel Worldwide, Series WI, 6.50%, 11/15/2022	743,125
1,375,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	1,543,437
850,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	886,125
850,000	[1,2]	Emerald Expo Holdings, Inc., 9.00%, 6/15/2021	850,000
825,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	940,500
250,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2019	248,750
775,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/15/2023	771,125
675,000	[1,2]	Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, Series 144A, 7.75%, 6/1/2021	701,156
775,000	[1,2]	Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, Series 144A, 8.125%, 6/1/2023	820,531
450,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	491,625
675,000	[1,2]	Intelsat Jackson Holdings S.A., Gtd. Sr. Note, Series 144A, 5.50%, 8/1/2023	634,500
200,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 6.625%, 12/15/2022	199,500
600,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	645,000
425,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	461,125
325,000		Lamar Media Corp., Series WI, 5.00%, 5/1/2023	303,063
225,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	226,125
725,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	701,438
600,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	602,250
1,150,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	1,270,750
150,000	[1,2]	Sirius XM Radio, Inc., 4.25%, 5/15/2020	140,625
575,000	[1,2]	Sirius XM Radio, Inc., 4.625%, 5/15/2023	526,125
800,000	[1,2]	Sirius XM Radio, Inc., 5.875%, 10/1/2020	809,000
450,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	436,500
1,125,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	1,170,000
825,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	880,687
475,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	528,438
		TOTAL	21,741,625
		Metals & Mining—0.3%
750,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	75
625,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
700,000	[1,2]	Century Aluminum Co., Sr. Secd. Note, 7.50%, 6/1/2021	651,000
100,000	[1,2]	Steel Dynamics, Inc., Sr. Note, Series 144A, 5.25%, 4/15/2023	94,750
		TOTAL	745,825
		Packaging & Containers—4.7%
1,100,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	1,171,500
400,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	386,000
400,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	424,000
850,000		Ball Corp., 4.00%, 11/15/2023	767,125
500,000		Ball Corp., 5.00%, 3/15/2022	487,500
250,000		Berry Plastics Corp., 9.75%, 1/15/2021	290,000
500,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	543,750
350,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	383,250
775,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	809,875
200,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	210,000
225,000	[1,2]	Crown Americas, LLC, Series 144A, 4.50%, 1/15/2023	207,000
375,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	425,625
575,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	572,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging & Containers—continued
$1,775,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	$1,797,188
775,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	813,750
625,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	659,375
1,400,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	1,526,000
200,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	213,500
175,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	160,125
775,000		Reynolds GRP ISS/Reynold, Series WI, 5.75%, 10/15/2020	781,781
1,250,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	1,421,875
		TOTAL	14,051,344
		Paper—0.3%
100,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	108,000
350,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	316,750
200,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	219,000
325,000		Graphic Packaging International, Inc., 4.75%, 4/15/2021	316,875
		TOTAL	960,625
		Restaurants—1.1%
1,000,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	1,117,500
1,125,000		NPC International/OPER CO. A&B, Inc., Series WI, 10.50%, 1/15/2020	1,288,125
975,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	937,828
		TOTAL	3,343,453
		Retailers—5.1%
975,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	1,004,250
850,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	952,000
700,000	[1,2]	Claire's Stores, Inc., Series 144A, 6.125%, 3/15/2020	696,500
225,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	240,187
450,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	442,125
850,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	877,625
1,550,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	1,588,750
625,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	643,750
1,100,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	1,188,000
1,100,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	1,119,250
1,175,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	1,198,500
1,150,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	1,239,125
1,200,000	[1,2]	Party City Holdings, Inc., Sr. Note, 8.75%, 8/15/2019	1,206,000
875,000	[1,2]	Party City Holdings, Inc., Sr. Note, Series 144A, 8.875%, 8/1/2020	945,000
100,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	100,750
725,000		Sally Holdings. LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	797,500
300,000		United Auto Group, Inc., Sr. Sub., 5.75%, 10/1/2022	295,500
650,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	666,250
		TOTAL	15,201,062
		Services—0.6%
1,050,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	1,123,500
650,000		Monitronics International, Inc., Series WI, 9.125%, 4/1/2020	684,125
		TOTAL	1,807,625
		Technology—13.4%
175,000	[1,2]	ACI Worldwide, Inc., 6.375%, 8/15/2020	178,500
175,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	168,438
375,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	368,906
450,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	451,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,250,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	$1,303,125
120,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	125,400
1,575,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	1,748,250
750,000	[1,2]	CommScope, Inc., Sr. Note, 6.625%, 6/1/2020	750,000
1,150,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	1,262,125
550,000	[1,2]	Compucom System, Inc., 7.00%, 5/1/2021	544,500
950,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	1,016,500
1,625,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	1,771,250
1,025,000		Emdeon, Inc., 11.00%, 12/31/2019	1,172,344
1,450,000		Epicor Software Corp., 8.625%, 5/1/2019	1,555,125
925,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	934,250
375,000	[1,2]	First Data Corp., Series 144A, 11.25%, 1/15/2021	393,750
275,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	285,313
2,825,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	2,959,187
325,000		Flextronics International Ltd., 4.625%, 2/15/2020	316,875
300,000		Flextronics International Ltd., 5.00%, 2/15/2023	286,500
400,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	447,000
725,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	788,437
925,000		IAC Interactive Corp., 4.75%, 12/15/2022	855,625
925,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	996,687
925,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	955,062
750,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	834,375
200,000		Iron Mountain, Inc., 5.75%, 8/15/2024	181,000
450,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	496,688
1,100,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	984,500
1,000,000		Lawson Software Inc., Series WI, 9.375%, 4/1/2019	1,122,500
1,125,000		Lawson Software, Inc., Series WI, 11.50%, 7/15/2018	1,305,000
1,050,000		Lender Processing Services, 5.75%, 4/15/2023	1,082,812
425,000	[1,2]	MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	421,813
550,000	[1,2]	Mmodal, Inc., Series 144A, 10.75%, 8/15/2020	448,250
500,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	471,250
400,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	374,000
350,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	343,000
225,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	229,500
200,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	198,500
1,100,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	1,045,000
225,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	227,250
1,600,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 6/1/2023	1,548,000
250,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	278,750
1,350,000	[1,2]	Solera Holdings, Inc., 6.00%, 6/15/2021	1,383,750
1,050,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	1,076,250
1,500,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,623,750
625,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	665,625
1,100,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	1,196,250
225,000	[1,2]	Verisign, Inc., Sr. Note, 4.625%, 5/1/2023	212,625
725,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	773,938
		TOTAL	40,158,650
		Textile—0.1%
175,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	166,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation—0.2%
$425,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	$451,562
150,000		Hertz Corp., Series WI, 5.875%, 10/15/2020	155,250
		TOTAL	606,812
		Utility - Electric—1.4%
265,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	282,887
300,000	[1,2]	Dynegy, Inc., Series 144A, 5.875%, 6/1/2023	274,500
325,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	332,312
325,000	[1,2]	Energy Future Intermediate Holding Company LLC, Sr. Secd. 2nd Priority Note, Series 144A, 12.25%, 3/1/2022	367,250
700,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	741,125
129,708	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	110,399
800,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	882,000
125,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	139,063
450,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	483,750
525,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	556,500
		TOTAL	4,169,786
		Utility - Natural Gas—2.9%
1,025,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	968,625
375,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	387,187
700,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	736,801
200,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	225,353
1,250,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,343,750
400,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	414,000
350,000	[1,2]	Inergy Midstream LP, Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2020	349,125
350,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	379,750
300,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	284,250
341,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	360,607
200,000		Regency Energy Partners LP, 5.50%, 4/15/2023	193,000
250,000	[1,2]	Regency Energy Partners LP, Sr. Note, 4.50%, 11/1/2023	227,500
625,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 2/1/2021	614,844
225,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 4/15/2023	216,844
750,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	759,375
698,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	750,350
200,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	200,500
325,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	328,250
		TOTAL	8,740,111
		Wireless Communications—3.5%
275,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	259,188
100,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	108,500
425,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	442,531
200,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	200,000
1,525,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	1,586,000
1,025,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	1,066,000
400,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	434,000
375,000	[1,2]	MetroPCS Wireless, Inc., Sr. Note, Series 144A, 6.625%, 4/1/2023	377,344
1,350,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	1,211,625
1,775,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,832,687
925,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	1,086,875
750,000	[1,2]	Sprint Corp., Series 144A, 7.875%, 9/15/2023	766,875
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	324,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$725,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	$670,625
		TOTAL	10,366,250
		Wireline Communications—0.7%
325,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	329,875
300,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	322,500
600,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	658,500
600,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	646,500
		TOTAL	1,957,375
		TOTAL CORPORATE BONDS (IDENTIFIED COST $278,073,841)	283,931,084
		COMMON STOCKS—0.1%
		Automotive—0.1%
9,693	[3]	General Motors Co.	348,657
2,433	[3]	Motors Liquidation Co.	86,250
		TOTAL	434,907
		Metals & Mining—0.0%
231	[3,5]	Royal Oak Ventures, Inc.	0
		Other—0.0%
71	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,540,869)	434,907
		PREFERRED STOCK—0.2%
		Financial Institutions—0.2%
600	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend 7.00% (IDENTIFIED COST $188,868)	573,338
		Repurchase Agreement—3.9%
11,526,000		Interest in $3,270,000,000 joint repurchase agreement 0.08%, dated 9/30/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,270,007,267 on 10/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,335,407,412. (AT COST)	11,526,000
		TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $291,329,578)[7]	296,465,329
		OTHER ASSETS AND LIABILITIES - NET—0.8%[8]	2,535,466
		TOTAL NET ASSETS—100%	$299,000,795
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2013, these restricted securities amounted to $112,715,778, which represented 37.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2013, these liquid restricted securities amounted to $112,605,379, which represented 37.7% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at September 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
CVC Claims Litigation LLC	6/18/1997	$590,616	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$129,708	$110,399
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$737,477	$0
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.

6	Principal amount and interest were not paid upon final maturity.
7	At September 30, 2013, the cost of investments for federal tax purposes was $291,619,163. The net unrealized appreciation of investments for federal tax purposes was $4,846,166. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,887,260 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,041,094.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$283,931,009	$75	$283,931,084
Equity Securities:
Common Stock
Domestic	434,907	—	—	434,907
International	—	—	0	0
Preferred Stock
Domestic	—	573,338	—	573,338
Repurchase Agreement	—	11,526,000	—	11,526,000
TOTAL SECURITIES	$434,907	$296,030,347	$75	$296,465,329
The following acronym is used throughout this portfolio:
PIK	—Payment in Kind
13
Federated Kaufmann Fund II
Portfolio of Investments
September 30, 2013 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—93.6%
		Consumer Discretionary—12.6%
4,000	[1]	Apollo Group, Inc., Class A	$83,240
2,600	[1]	Five Below, Inc.	113,750
10,700	[1]	LKQ Corp.	340,902
19,500		Las Vegas Sands Corp.	1,295,190
18,028	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	573,831
533,200		NagaCorp Limited	450,759
12,993		National CineMedia, Inc.	245,048
207,000		Prada Holding SpA	1,953,815
560	[1]	Priceline.com, Inc.	566,132
5,715	[1]	RetailMeNot, Inc.	203,283
1,016,300		Samsonite International SA	2,834,211
8,296	[1]	Shutterfly, Inc.	463,580
15,511		Sinclair Broadcast Group, Inc.	519,929
7,506		Six Flags Entertainment Corp.	253,628
19,300		Starbucks Corp.	1,485,521
5,300		Toyota Motor Corp. Japan	339,895
9,700		Whirlpool Corp.	1,420,468
29,050	[1]	Yoox SpA	997,535
		TOTAL	14,140,717
		Consumer Staples—0.6%
17,305	[1]	Fairway Group Holdings Corp.	442,316
3,558	[1]	Hain Celestial Group, Inc.	274,393
		TOTAL	716,709
		Energy—4.2%
54,200	[1]	Cobalt International Energy	1,347,412
2,040		Core Laboratories NV	345,188
40,900		Frank's International NV	1,224,137
42,600	[1]	Frontline 2012 Ltd.	291,876
30,500		Halliburton Co.	1,468,575
		TOTAL	4,677,188
		Financials—9.6%
81,600		American International Group, Inc.	3,968,208
4,400		BlackRock, Inc.	1,190,728
160,441		CETIP SA-Mercados Organizado	1,693,958
51,064		EverBank Financial Corp.	764,939
33,300		JPMorgan Chase & Co.	1,721,277
4,600		Multiplan Empreendimentos Imobiliarios SA	110,148
32,800		Wells Fargo & Co.	1,355,296
		TOTAL	10,804,554
		Health Care—26.8%
63,100	[1]	Alkermes, Inc.	2,121,422
45,957	[1,2]	Amarin Corporation PLC, ADR	290,448
37,040	[1]	Ariad Pharmaceuticals, Inc.	681,536
5,800	[1]	Biogen Idec, Inc.	1,396,408
165,353	[1]	Corcept Therapeutics, Inc.	262,911
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
37,000	[1]	Cubist Pharmaceuticals, Inc.	$2,351,350
119,000	[1]	Dexcom, Inc.	3,359,370
375,000	[1]	Dyax Corp.	2,572,500
61,600	[1]	ExamWorks Group, Inc.	1,600,984
51,000	[1]	Express Scripts Holding Co.	3,150,780
11,568	[1]	Galapagos NV	244,160
26,800	[1]	Gilead Sciences, Inc.	1,684,112
13,800	[1]	Insulet Corp.	500,112
91,770	[1]	Nektar Therapeutics	958,997
27,300	[1]	NuVasive, Inc.	668,577
24,200	[1]	Premier, Inc.	767,140
173,000	[1]	Progenics Pharmaceuticals, Inc.	870,190
150,000	[1]	Protalix Biotherapeutics, Inc.	679,500
5,900	[1]	Puma Biotechnology, Inc.	316,594
29,400	[1]	Repligen Corp.	326,046
31,400	[1]	Salix Pharmaceuticals Ltd.	2,100,032
16,600	[1]	Seattle Genetics, Inc.	727,578
14,200		Shire Ltd.	568,573
5,100	[1]	Theravance, Inc.	208,539
11,300		Thermo Fisher Scientific, Inc.	1,041,295
31,045	[1]	Threshold Pharmaceuticals, Inc., Class THL	144,359
42,870	[1,2]	Vical, Inc.	53,588
285,000	[1]	Zogenix, Inc.	530,100
		TOTAL	30,177,201
		Industrials—15.7%
25,800		Air Lease Corp.	713,628
5,400		Boeing Co.	634,500
20,200		Chicago Bridge & Iron Co., N.V.	1,368,954
11,700	[1]	Colfax Corp.	660,933
7,200		Danaher Corp.	499,104
30,400		Expeditors International Washington, Inc.	1,339,424
21,800		Flowserve Corp.	1,360,102
21,400		Fortune Brands Home & Security, Inc.	890,882
21,000	[1]	Hertz Global Holdings, Inc.	465,360
4,539	[1]	IHS, Inc., Class A	518,263
10,000		Kansas City Southern Industries, Inc.	1,093,600
20,600	[1]	MRC Global, Inc.	552,080
7,400		MSC Industrial Direct Co.	601,990
3,700		Precision Castparts Corp.	840,788
58,400	[1]	RPX Corp.	1,023,752
900		Roper Industries, Inc.	119,583
5,700		Safran SA	351,246
41,200	[1]	Spirit Airlines, Inc.	1,411,924
4,300	[1]	Teledyne Technologies, Inc.	365,199
22,100	[1]	Verisk Analytics, Inc.	1,435,616
22,000		Wabtec Corp.	1,383,140
		TOTAL	17,630,068
		Information Technology—15.5%
31,800		Amadeus IT Holding SA	1,128,526
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
15,500		Avago Technologies Ltd.	$668,360
7,500	[1]	Check Point Software Technologies Ltd.	424,200
2,800	[1]	Cornerstone OnDemand, Inc.	144,032
6,779	[1]	CoStar Group, Inc.	1,138,194
4,852	[1]	Cvent, Inc.	170,645
3,200	[1]	Demandware, Inc.	148,256
18,900	[1]	eBay, Inc.	1,054,431
3,550	[1]	Finisar Corp.	80,337
12,000	[1]	Fleetmatics Group PLC	450,600
2,100	[1]	Guidewire Software, Inc.	98,931
10,080	[1]	IPG Photonics Corp.	567,605
1,600	[1]	LinkedIn Corp.	393,696
39,500	[1]	Microsemi Corp.	957,875
38,000	[1]	Moneygram International, Inc.	744,040
18,600	[1]	NCR Corp.	736,746
28,420	[1]	NIC, Inc.	656,786
36,900	[1]	NXP Semiconductors NV	1,373,049
1,100	[1]	NetSuite, Inc.	118,734
13,200		Qualcomm, Inc.	889,152
29,500	[1]	RADWARE Ltd.	411,525
920	[1]	SS&C Technologies Holdings, Inc.	35,052
9,000	[1]	Salesforce.com, Inc.	467,190
15,400	[1]	ServiceNow, Inc.	800,030
3,500	[1]	Splunk, Inc.	210,140
21,766	[1]	Textura Corp.	937,679
11,800	[1]	Tyler Technologies, Inc.	1,032,146
39,300	[1]	Vantiv, Inc.	1,098,042
1,900	[1]	Workday, Inc.	153,767
3,575	[1]	Zillow, Inc.	301,623
		TOTAL	17,391,389
		Materials—6.8%
98,400	[1]	Cemex Latam Holdings SA	774,279
8,600		Eagle Materials, Inc.	623,930
29,600		LyondellBasell Industries NV	2,167,608
7,000		Sherwin-Williams Co.	1,275,260
49,300	[2]	US Silica Holdings, Inc.	1,227,570
14,900		Westlake Chemical Corp.	1,559,434
		TOTAL	7,628,081
		Telecommunication Services—1.2%
8,700	[1]	Crown Castle International Corp.	635,361
25,400	[1]	TW Telecom, Inc.	758,571
		TOTAL	1,393,932
		Utilities—0.6%
7,684		ITC Holdings Corp.	721,220
		TOTAL COMMON STOCKS (IDENTIFIED COST $67,370,804)	105,281,059
		WARRANTS—0.2%
		Health Care—0.2%
5,034	[1]	Alexza Pharmaceuticals, Inc., Warrants	1,729
17,387	[1]	Corcept Therapeutics, Inc., Warrants	1,222
3

Shares or Principal Amount			Value
		WARRANTS—continued
		Health Care—continued
7,909	[1]	Cyclacel Pharmaceuticals, Inc., Warrants	$396
71,998	[1]	Dynavax Technologies Corp., Warrants	34,393
32,007	[1]	Threshold Pharmaceuticals, Inc., Warrants	86,272
128,250	[1]	Zogenix, Inc., Warrants	136,099
		TOTAL WARRANTS (IDENTIFIED COST $16,792)	260,111
		CORPORATE BONDS—0.4%
		Health Care—0.4%
$255,000		Insulet Corp., Conv. Bond, 3.75%, 6/15/2016	369,327
95,000	[3,4]	Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018	98,591
		TOTAL CORPORATE BONDS (IDENTIFIED COST $350,000)	467,918
		U.S. TREASURY—0.1%
		U.S. Treasury Bills—0.1%
21,000	[5,6]	United States Treasury Bill, 0.020%, 12/12/2013	20,999
22,000	[5,6]	United States Treasury Bill, 0.030%, 10/10/2013	22,000
		TOTAL U.S. TREASURY (IDENTIFIED COST $42,999)	42,999
		Repurchase Agreements—7.9%
7,346,000		Interest in $3,270,000,000 joint repurchase agreement 0.08%, dated 9/30/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,270,007,267 on 10/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,335,407,412.	7,346,000
1,518,000		Interest in $3,270,000,000 joint repurchase agreement 0.08%, dated 9/30/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,270,007,267 on 10/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,335,407,412 (purchased with proceeds from securities lending collateral).	1,518,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	8,864,000
		TOTAL INVESTMENTS—102.2% (IDENTIFIED COST $76,644,595)[7]	114,916,087
		OTHER ASSETS AND LIABILITIES - NET—(2.2)%[8]	(2,418,767)
		TOTAL NET ASSETS—100%	$112,497,320
At September 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1S&P 500 E-Mini Short Futures	12	$1,004,580	December 2013	$2,361
The average notional value of short futures contracts held by the Fund throughout the period was $772,356. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $104 and $198, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of September 30, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$1,458,077	$1,518,000
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2013, these restricted securities amounted to $98,591, which represented 0.1% of total net assets.
4

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2013, these liquid restricted securities amounted to $98,591, which represented 0.1% of total net assets.
5	Discount rate at time of purchase.
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	At September 30, 2013, the cost of investments for federal tax purposes was $76,644,595. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $38,271,492. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $38,883,518 and net unrealized depreciation from investments for those securities having an excess of cost over value of $612,026.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
5

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
■	The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$82,122,756	$—	$—	$82,122,756
International	14,289,583[1]	8,868,720	—	23,158,303
Warrants	—	260,111[2]	—	260,111
Debt Securities:
Corporate Bonds	—	467,918	—	467,918
U.S. Treasury	—	42,999	—	42,999
Repurchase Agreements	—	8,864,000	—	8,864,000
TOTAL SECURITIES	$96,412,339	$18,503,748	$—	$114,916,087
OTHER FINANCIAL INSTRUMENTS[3]	$2,361	$—	$—	$2,361
1	Includes $5,251,886 of common stock securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Includes $19,032 of a warrant security transferred from Level 3 to Level 2 because observable market data was obtained for the security. Transfer shown represents the value of the security at the beginning of the period.
3	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
6
Federated Managed Volatility Fund II
Portfolio of Investments
September 30, 2013 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—22.5%
	Consumer Discretionary—2.2%
24,220	Corus Entertainment, Inc., Class B	$582,192
46,105	Gannett Co., Inc.	1,235,153
38,900	Garmin Ltd.	1,757,891
135,740	Regal Entertainment Group	2,576,345
49,450	Six Flags Entertainment Corp.	1,670,916
41,175	Staples, Inc.	603,214
	TOTAL	8,425,711
	Consumer Staples—1.9%
72,070	Altria Group, Inc.	2,475,604
24,170	Lorillard, Inc.	1,082,333
20,765	Philip Morris International, Inc.	1,798,041
36,465	Reynolds American, Inc.	1,778,763
	TOTAL	7,134,741
	Energy—5.9%
64,173	ARC Resources Ltd.	1,636,643
19,655	BP PLC, ADR	826,100
47,565	Baytex Energy Corp.	1,963,000
42,906	Bonavista Energy Corp.	538,590
37,010	ConocoPhillips	2,572,565
53,950	Crescent Point Energy Corp.	2,042,668
34,910	ENI SpA, ADR	1,606,907
38,400	Royal Dutch Shell PLC	2,522,112
154,700	Ship Finance International Ltd.	2,362,269
68,975	Total SA, ADR	3,995,032
43,091	Vermilion Energy, Inc.	2,368,635
	TOTAL	22,434,521
	Financials—3.4%
98,220	Ares Capital Corp.	1,698,224
17,065	Bank of Montreal	1,140,283
118,840	Hospitality Properties Trust	3,363,172
37,720	Mercury General Corp.	1,822,253
16,443	MetLife, Inc.	771,999
84,470	Old Republic International Corp.	1,300,838
63,355	Sun Life Financial Services of Canada	2,025,460
18,735	Validus Holdings Ltd.	692,820
	TOTAL	12,815,049
	Health Care—2.8%
48,625	AstraZeneca Group PLC, ADR	2,525,096
22,525	GlaxoSmithKline PLC, ADR	1,130,079
42,900	Lilly (Eli) & Co.	2,159,157
37,904	Merck & Co., Inc.	1,804,609
100,094	Pfizer, Inc.	2,873,699
	TOTAL	10,492,640
	Industrials—1.5%
25,895	BAE Systems PLC, ADR	762,349
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
54,545		Donnelley (R.R.) & Sons Co.	$861,811
29,005		General Electric Co.	692,929
22,405		Lockheed Martin Corp.	2,857,758
25,600		Pitney Bowes, Inc.	465,664
		TOTAL	5,640,511
		Information Technology—0.7%
23,780		CA, Inc.	705,553
21,170		Intel Corp.	485,216
19,375		Microsoft Corp.	645,381
17,909		Seagate Technology	783,340
		TOTAL	2,619,490
		Materials—0.4%
19,912		LyondellBasell Industries NV, Class A	1,458,156
		Telecommunication Services—2.1%
41,464		AT&T, Inc.	1,402,312
36,330		BCE, Inc.	1,551,291
53,415		CenturyLink, Inc.	1,676,163
149,620		Frontier Communications Corp.	623,915
29,875		Verizon Communications	1,393,968
36,220		Vodafone Group PLC, ADR	1,274,220
		TOTAL	7,921,869
		Utilities—1.6%
55,725		Ameren Corp.	1,941,459
11,255		American Electric Power Co., Inc.	487,904
16,840		DTE Energy Co.	1,111,103
10,720		Exelon Corp.	317,741
5,504		Integrys Energy Group, Inc.	307,619
16,425		National Grid PLC, ADR	969,896
36,638		Northland Power, Inc.	556,657
4,685		Pinnacle West Capital Corp.	256,457
		TOTAL	5,948,836
		TOTAL COMMON STOCKS (IDENTIFIED COST $73,591,049)	84,891,524
		PREFERRED STOCKS—14.2%
		Consumer Discretionary—2.8%
51,305	[1,2]	ANF, Issued by Royal Bank of Canada, ELN, 13.74%, 12/20/2013	1,886,485
96,440		BBY, Issued by JPMorgan Chase & Co., ELN, 18.00%, 12/24/2013	2,790,974
46,789		Goodyear Tire & Rubber Co., Conv. Pfd., 5.875%, 4/1/2014, Annual Dividend $2.94	2,979,523
23,100	[1,2]	WHR, Issued by JPMorgan Chase & Co., ELN, 16.05%, 12/24/2013	2,896,278
		TOTAL	10,553,260
		Consumer Staples—0.8%
109,000		SWY, Issued by Barclays Bank PLC, ELN, 17.10%, 12/27/2013	2,953,355
		Energy—0.8%
38,400		TSO, Issued by Barclays Bank PLC, ELN, 18.75%, 12/27/2013	1,763,328
39,200	[1,2]	VLO, Issued by JPMorgan & Co., ELN, 15.25%, 12/24/2013	1,332,408
		TOTAL	3,095,736
		Financials—1.9%
750		Bank of America Corp., Pfd., 7.25%, 12/31/2049, Annual Dividend $72.50	810,000
29,000		Metlife, Inc., Conv. Pfd., 5.00%, 3/26/2014, Annual Dividend $2.50	831,140
2

Shares or Principal Amount			Value
		PREFERRED STOCKS—continued
		Financials—continued
18,300		New York Community Cap Trust V, Conv. Pfd., 6.00%, 11/01/2051, Annual Dividend $3.00	$898,530
3,100		Wells Fargo Co., Series L, Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	3,526,281
19,500		Wintrust Financial Corp., Conv. Pfd., 7.50%, 12/15/2013, Annual Dividend $3.75	1,084,493
		TOTAL	7,150,444
		Industrials—3.2%
251,100	[1,2]	2010 Swift Mandatory Common Exchange, Conv., Pfd., Series 144A, 6.00%, 12/31/2013, Annual Dividend $0.66	4,181,443
51,900		Continental Finance Trust II, Conv. Pfd., 6.00%, 11/15/2030, Annual Dividend $3.00	2,266,244
100,200		MAS, Issued by Barclays Bank PLC, 15.90%, 12/27/2013	2,104,701
55,300		United Technologies Corp., Conv. Pfd., 7.50%, 8/1/2015, Annual Dividend $3.75	3,582,887
		TOTAL	12,135,275
		Information Technology—1.9%
102,900	[1,2]	HPQ, Issued By Royal Bank of Canada, ELN, Series 144A, 14.06%, 12/26/2013	2,233,959
51,000	[1,2]	STX, Issued by Royal Bank of Canada, ELN, Series 144A, 16.10%, 12/26/2013	2,169,540
41,800		Unisys Corp., Conv. Pfd., 6.25%, 3/1/2014, Annual Dividend $6.25	2,894,650
		TOTAL	7,298,149
		Materials—0.6%
103,005		ArcelorMittal, Conv. Pfd., Series MTUS, 6.00%, 1/15/2016, Annual Dividend $1.50	2,213,577
		Utilities—2.2%
32,765		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029, Annual Dividend $3.38	1,651,356
28,000		Dominion Resources, Inc., Conv. Pfd., 6.00%, 7/1/2016, Annual Dividend $3.80	1,496,600
45,000		NextEra Energy, Inc., Conv. Pfd., 5.889%, 9/1/2015, Annual Dividend $2.94	2,458,800
47,400		PPL Corp., Conv. Pfd., 8.75%, 5/1/2014, Annual Dividend $4.38	2,546,802
		TOTAL	8,153,558
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $50,503,132)	53,553,354
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.3%
		Agency Commercial Mortgage-Backed Security—0.3%
$1,050,000	[1,2]	FREMF Mortgage Trust 2013-K25, B, 3.741%, 11/25/2045 (IDENTIFIED COST $1,061,233)	932,904
		ADJUSTABLE RATE MORTGAGE—0.0%
27,042		Federal National Mortgage Association, 5.830%, 9/1/2037 (IDENTIFIED COST $27,237)	28,816
		ASSET-BACKED SECURITY—0.1%
225,000		Santander Drive Auto Receivables Trust 2013-1, D, 2.27%, 1/15/2019 (IDENTIFIED COST $224,972)	220,172
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.7%
1,000,000		Citigroup Commercial Mortgage Trust 2013-GC11 B, 3.732%, 4/10/2046	954,992
370,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	369,724
585,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	604,895
55,000		Commercial Mortgage Pass-Through Certificates 2012-LC4 B, 4.934%, 12/10/2044	58,187
1,050,000	[1,2]	Commercial Mortgage Trust 2013-CR8 B, 4.104%, 6/10/2046	1,017,084
1,000,000	[1,2]	DBUBS Mortgage Trust 2011-LC2A A4, 4.537%, 7/10/2044	1,081,586
905,081		Federal National Mortgage Association REMIC 2006-117 GF, 0.529%, 12/25/2036	904,207
670,181		Federal National Mortgage Association REMIC 2012-1 F, 0.629%, 2/25/2042	671,828
525,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	537,054
630,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.74%, 5/10/2045	657,736
1,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2011-C3A A4, 4.717%, 2/15/2046	1,086,115
460,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.297%, 12/12/2049	522,774
590,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6 B, 3.875%, 4/10/2046	570,513
3

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
$1,000,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3, 3.595%, 1/10/2045	$1,022,384
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $10,359,035)	10,059,079
		CORPORATE BONDS—12.9%
		Aerospace/Defense—0.1%
200,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	194,500
		Automotive—0.2%
500,000	[1,2]	Metalsa, Series 144A, 4.90%, 4/24/2023	457,500
500,000	[1,2]	NEMAK SA, Series 144A, 5.50%, 2/28/2023	473,750
		TOTAL	931,250
		Banking—0.9%
240,000	[1,2]	Banco Do Brasil (CAYMAN), Series 144A, 6.250%, 12/29/2049	198,600
200,000	[1,2]	Banco Davivienda SA, Series 144A, 2.950%, 1/29/2018	190,500
100,000		Banco de Credito del Peru, Jr. Sub. Note, Series REGS, 9.750%, 11/6/2069	114,250
400,000		Banco Do Brasil S.A., 3.875%, 10/10/2022	347,000
400,000	[1,2]	Banco Reservas Rep Domin, Series 144A, 7.000%, 2/01/2023	382,000
350,000		BBVA Banco Continental, Series REGS, 5.000%, 8/26/2022	336,875
250,000		ICICI Bank Ltd., Series REGS, 5.750%, 11/16/2020	248,908
200,000		Sberbank, Series REGS, 5.125%, 10/29/2022	187,540
400,000	[1,2]	Sberbank of Russia, Series 144A, 5.125%, 10/29/2022	375,080
300,000	[1,2]	Turkiye Garanti Bankasi A.S., Series 144A, 5.250%, 9/13/2022	277,500
600,000		VTB Bank OJSC, Series REGS, 6.000%, 04/12/2017	19,563
400,000		Vnesheconombank, Bank Guarantee, Series REGS, 6.800%, 11/22/2025	425,000
200,000	[1,2]	Vnesheconombank, Sr. Unsecd. Note, Series 144A, 5.375%, 2/13/2017	212,200
		TOTAL	3,315,016
		Beverage & Tobacco—0.2%
450,000		Ajecorp BV, Series REGS, 6.500%, 5/14/2022	439,875
200,000	[1,2]	Coca-Cola Icecek Uretim AS, Series 144A, 4.750%, 10/01/2018	199,298
300,000	[1,2]	Corp Lindley SA, Series 144A, 4.625%, 4/12/2023	272,250
		TOTAL	911,423
		Brewing—0.1%
250,000	[1,2]	Anadolu Efes Biracilik ve Malt Sanayii A.S., Series 144A, 3.375%, 11/01/2022	205,625
		Broadcast Radio & TV—0.2%
250,000		Grupo Televisa S.A., 6.625%, 03/18/2025	290,633
200,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 1/15/2040	217,767
200,000		TV Azteca SA de CV, Series REGS, 7.500%, 5/25/2018	202,000
		TOTAL	710,400
		Building & Development—0.1%
200,000	[1,2]	Odebrecht SA, Company Guarantee, Series 144A, 7.500%, 9/29/2049	195,000
200,000	[1,2]	Odebrecht SA, Series 144A, 5.125%, 6/26/2022	194,000
		TOTAL	389,000
		Building Materials—0.1%
250,000	[1,2]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 3/30/2020	258,750
300,000		Votorantim Cimentos SA, Company Guarantee, Series REGS, 7.25%, 4/05/2041	276,375
		TOTAL	535,125
		Cable & Wireless Television—0.0%
150,000		Net Servicos de Comunicacao SA, Company Guarantee, 7.500%, 1/27/2020	161,438
		Chemicals—0.2%
1,096,000		Ashland, Inc., Conv. Bond, Series UNIT, 6.500%, 6/30/2029	909,680
4

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Chemicals & Plastics—0.3%
$200,000	[1,2]	Braskem Finance Ltd., Company Guarantee, Series 144A, 5.750%, 4/15/2021	$197,000
200,000		Braskem Finance Ltd., Series REGS, 5.750%, 4/15/2021	197,000
500,000	[1,2]	Mexichem SA de CV, Series 144A, 4.875%, 9/19/2022	486,250
300,000	[1,2]	PTT Global Chemical PCL, Series 144A, 4.250%, 9/19/2022	285,781
		TOTAL	1,166,031
		Communications - Telecom Wireless—0.1%
200,000		America Movil S.A.B. de C.V., Floating Rate Note—Sr. Note, 1.255%, 9/12/2016	200,145
		Communications - Telecom Wirelines—0.2%
700,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.550%, 9/15/2043	792,915
		Communications Equipment—0.2%
1,796,000		Liberty Media Group, Conv. Bond, 3.500%, 1/15/2031	935,940
		Conglomerates—0.2%
400,000		Hutch Whampoa Int. 12 Ltd., Series REGS, 6.000%, 5/29/2049	421,500
200,000		Voto-Votorantim O/S Trad, Series REGS, 6.625%, 9/25/2019	220,000
		TOTAL	641,500
		Consumer Non-Cyclical - Food/Beverage—0.1%
270,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.500%, 1/25/2022	271,369
		Consumer Non-Cyclical - Tobacco—0.2%
680,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 8/04/2041	717,250
		Consumer Products—0.1%
350,000		Fomento Economico Mexicano, SA de C.V., 4.375%, 5/10/2043	289,101
		Energy - Independent—0.1%
150,000		Petroleos Mexicanos, 6.500%, 6/02/2041	156,187
140,000		Petroleos Mexicanos, Floating Rate Note—Sr. Note, 2.286%, 7/18/2018	144,550
		TOTAL	300,737
		Farming & Agriculture—0.0%
200,000	[1,2]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	183,000
		Finance—0.1%
300,000		Gruposura Finance, Company Guarantee, Series REGS, 5.700%, 5/18/2021	301,500
		Financial Institution - Banking—1.2%
150,000		Bank of America Corp., Sub. Note, 6.500%, 9/15/2037	157,538
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/01/2041	1,686,063
850,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 5/01/2023	772,715
650,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 5/14/2038	807,216
450,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/09/2026	504,788
475,000		Morgan Stanley, Sub. Note, 4.100%, 5/22/2023	444,094
		TOTAL	4,372,414
		Financial Institution - Brokerage—0.3%
400,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 1/15/2036	385,837
500,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.500%, 1/20/2043	496,190
200,000		Legg Mason, Inc., Sr. Unsecd. Note, 5.500%, 5/21/2019	218,148
		TOTAL	1,100,175
		Financial Institution - Finance Noncaptive—0.0%
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	102,500
		Financial Institution - Insurance - P&C—0.2%
500,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	697,154
		Financial Intermediaries—0.1%
150,000	[1,2]	Banco Santander, S.A., Series 144A, 4.125%, 11/09/2022	138,000
150,000		Banco Santander, S.A., Series REGS, 4.125%, 11/09/2022	138,000
5

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Intermediaries—continued
$200,000		SASOL Financing Int., 4.50%, 11/14/2022	$183,750
		TOTAL	459,750
		Food & Drug Retailers—0.0%
200,000		Cencosud SA, Series REGS, 4.875%, 1/20/2023	190,422
		Food Products—0.1%
200,000	[1,2]	BRF-Brasil Foods SA, Series 144A, 3.950%, 5/22/2023	172,500
200,000		BRF-Brasil Foods SA, Series REGS, 3.950%, 5/22/2023	172,500
		TOTAL	345,000
		Government Agency—0.3%
500,000		Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series REGS, 5.500%, 7/12/2020	512,500
540,000		Export-Import Bank, Series EMTN, 4.000%, 8/07/2017	542,322
		TOTAL	1,054,822
		Marine—0.0%
125,000		Dryships, Inc., Conv. Bond, 5.000%, 12/01/2014	121,146
		Metals & Mining—0.8%
600,000		Alrosa Finance SA, Company Guarantee, Series REGS, 7.750%, 11/03/2020	669,120
211,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/01/2022	178,234
930,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.500%, 7/30/2020	960,225
200,000	[1,2]	Codelco, Inc., Series 144A, 3.000%, 7/17/2022	183,257
200,000		Codelco, Inc., Series REGS, 3.000%, 7/17/2022	183,258
200,000		Nord Gold NV, Series REGS, 6.375%, 5/07/2018	187,000
610,000		Vale Overseas Ltd., 6.875%, 11/21/2036	621,639
		TOTAL	2,982,733
		Oil & Gas—3.2%
200,000		Afren PLC, Series REGS, 10.250%, 4/08/2019	230,000
300,000	[1,2]	Alliance Oil Co. Ltd., Series 144A, 7.000%, 5/04/2020	300,000
350,000		CITGO Petroleum Corp., Sr. Secd. Note, Series REGS, 11.500%, 7/01/2017	385,875
300,000		CNOOC Finance 2013 Ltd., 3.000%, 5/09/2023	270,313
225,000		Ecopetrol SA, Note, 7.625%, 7/23/2019	267,187
300,000		Empresa Nacional del Petroleo, Note, Series REGS, 5.250%, 8/10/2020	308,726
500,000		Gaz Capital SA, Series REGS, 8.625%, 4/28/2034	600,000
250,000	[1,2]	Gazprom, Note, Series 144A, 8.625%, 4/28/2034	300,000
250,000	[1,2]	Gazprom, Series 144A, 4.950%, 7/19/2022	242,188
400,000	[1,2]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 5.000%, 11/15/2020	435,000
500,000		KazMunaiGaz Finance Sub B.V., Series REGS, 6.375%, 4/09/2021	550,000
200,000	[1,2]	Kazmunaygas National Co., Series 144A, 4.400%, 4/30/2023	187,000
300,000	[1,2]	Lukoil International Finance BV, Series 144A, 3.416%, 4/24/2018	298,875
300,000	[1,2]	Lukoil International Finance BV, Series 144A, 4.563%, 4/24/2023	279,825
450,000		Lukoil, Company Guarantee, Series REGS, 6.125%, 11/09/2020	481,500
1,700,000		PDVSA, Company Guarantee, Series REGS, 8.50%, 11/02/2017	1,544,450
200,000	[1,2]	PTT Public Co. Ltd., Series 144A, 4.500%, 10/25/2042	156,498
300,000	[1,2]	Pacific Rubiales, Series 144A, 5.125%, 3/28/2023	270,375
150,000		Pacific Rubiales, Series REGS, 7.250%, 12/12/2021	158,250
200,000	[1,2]	Pacific Rubiales, Sr. Unsecd. Note, Series 144A, 7.250%, 12/12/2021	211,000
351,000		Pertamina PT, Note, Series REGS, 5.250%, 5/23/2021	334,327
290,000	[1,2]	Pertamina PT, Series 144A, 4.300%, 5/20/2023	249,400
250,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 3/15/2019	289,083
200,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	201,983
600,000		Petroleos de Venezuela, S.A., Series 2014, 4.900%, 10/28/2014	566,100
6

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Oil & Gas—continued
$103,000		Petroleos Mexicanos, 3.500%, 7/18/2018	$104,545
150,000		Petroleos Mexicanos, Company Guarantee, Series WI, 8.000%, 5/03/2019	181,875
75,000		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 6.000%, 5/08/2022	80,438
600,000	[1,2]	Petroliam Nasional Berhd, Series 144A, 7.750%, 8/15/2015	675,000
200,000	[1,2]	Reliance Industries Ltd., Series 144A, 5.875%, 2/28/2049	164,000
500,000	[1,2]	Rosneft Oil Co., Series 144A, 4.199%, 3/06/2022	462,500
450,000		SIBNEFT, Series REGS, 4.375%, 9/19/2022	416,250
300,000	[1,2]	Thai Oil PCL, Series 144A, 4.875%, 1/23/2043	247,339
300,000	[1,2]	Transport de Gas Peru, Series 144A, 4.250%, 4/30/2028	261,000
200,000		Transprtdra De Gas Intl, Series REGS, 5.700%, 3/20/2022	201,500
		TOTAL	11,912,402
		Paper Products—0.1%
445,000		Fibria Overseas Finance, Company Guarantee, Series REGS, 6.750%, 3/03/2021	479,265
		Pharmaceuticals—0.1%
350,000		Hypermarcas SA, Series REGS, 6.500%, 4/20/2021	357,875
		Real Estate—0.1%
200,000	[1,2]	Qatari Diar Finance QSC, Foreign Gov't. Guarantee, Series 144A, 5.000%, 7/21/2020	220,760
		Retailers—0.0%
200,000	[1,2]	Saci Falabella, Series 144A, 3.750%, 4/30/2023	179,000
		Steel—0.1%
300,000		OJSC Novo (Steel Funding), Series REGS, 4.950%, 9/26/2019	293,250
		Technology Services—0.2%
280,000		STATS ChipPAC Ltd., Series REGS, 4.500%, 3/20/2018	274,400
400,000	[1,2]	Samsung Electron America, Series 144A, 1.750%, 4/10/2017	399,606
		TOTAL	674,006
		Telecommunications & Cellular—0.9%
400,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	369,334
450,000	[1,2]	Digicel Ltd., Series 144A, 6.000%, 4/15/2021	424,125
200,000	[1,2]	Qtel International Finance Ltd., Bank Guarantee, Series 144A, 5.000%, 10/19/2025	202,000
850,000	[1,2]	Qtel International Finance Ltd., Series 144A, 3.250%, 02/21/2023	773,670
400,000	[1,2]	Qtel International Finance Ltd., Series 144A, 3.875%, 01/31/2028	352,000
100,000	[1,2]	Telemovil Finance Co., Ltd., Company Guarantee, Series 144A, 8.000%, 10/01/2017	104,750
100,000		Telemovil Finance Co., Ltd., Company Guarantee, Series REGS, 8.000%, 10/01/2017	104,750
200,000	[1,2]	Telfon Celuar Del Paragu, Series 144A, 6.750%, 12/13/2022	198,500
400,000	[1,2]	Vimpelcom, Company Guarantee, Series 144A, 7.504%, 3/01/2022	422,500
450,000	[1,2]	Vimpelcom, Series 144A, 5.950%, 2/13/2023	427,797
		TOTAL	3,379,426
		Utilities—1.2%
200,000	[1,2]	Abu Dhabi National Energy Co. PJSC, Series 144A, 3.625%, 1/12/2023	187,500
650,000		Cent Elet Brasil Elebra, Series REGS, 5.750%, 10/27/2021	631,475
500,000	[1,2]	Comision Fed De Electric, Sr. Note, Series 144A, 4.875%, 5/26/2021	515,000
670,000	[1,2]	Dubai Electricity & Water, Sr. Unsecd. Note, Series 144A, 7.375%, 10/21/2020	787,250
200,000	[1,2]	Eskom Holdings Ltd., Series 144A, 6.750%, 8/06/2023	206,540
200,000		Hrvatska Electroprivreda, Series REGS, 6.000%, 11/09/2017	206,000
400,000		Israel Electric Corp. Ltd., Series REGS, 7.250%, 1/15/2019	438,077
250,000	[1,2]	Israel Electric Corp. Ltd., Sr. Unsecd. Note, Series 144A, 6.700%, 2/10/2017	268,679
460,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.750%, 1/20/2020	507,150
250,000		National Power Corp., Series REGS, 6.875%, 11/02/2016	280,000
150,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.390%, 12/02/2024	180,750
7

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Utilities—continued
$250,000		Power Sector Assets & Liabilities Management Corp., Series REGS, 7.250%, 5/27/2019	$294,062
		TOTAL	4,502,483
		Utility - Electric—0.3%
800,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	730,677
400,000		Saudi Electricity Global, Series REGS, 2.665%, 4/03/2017	410,500
		TOTAL	1,141,177
		TOTAL CORPORATE BONDS (IDENTIFIED COST $50,222,787)	48,628,705
		FOREIGN GOVERNMENTS/AGENCIES—4.6%
		Banking—0.1%
400,000		African Export-Import Bank, Series EMTN, 5.750%, 7/27/2016	419,000
		Sovereign—4.5%
800,000		Argentina, Government of, Sr. Unsecd. Note, 7.000%, 10/03/2015	736,000
200,000	[1,2]	Armenia, Government of, Sr. Unsecd. Note, Series 144A, 6.00%, 9/30/2020	194,806
400,000	[1,2]	Bahrain, Government of, Series 144A, 6.125%, 8/01/2023	399,000
118,500		Brazil, Government of, Note, Series A, 8.00%, 1/15/2018	133,313
1,000,000		Brazil, Government of, Sr. Unsecd. Note, 5.625%, 1/07/2041	997,500
750,000		Brazil, Government of, Sr. Unsecd. Note, 6.000%, 1/17/2017	838,875
200,000	[1,2]	Central Bank of Nigeria, Series 144A, 5.125%, 7/12/2018	203,000
250,000		Colombia, Government of, Note, 7.375%, 1/27/2017	291,000
200,000		Croatia, Government of, Sr. Unsecd. Note, Series REGS, 6.250%, 4/27/2017	210,164
250,000	[1,2]	Dominican Republic, Government of, Series 144A, 5.875%, 4/18/2024	231,875
300,000		Dubai, Government of, Series EMTN, 5.250%, 1/30/2043	257,250
200,000	[1,2]	Ghana, Government of, Series 144A, 7.875%, 8/07/2023	194,000
156,000		Hungary, Government of, 4.125%, 2/19/2018	154,440
156,000		Hungary, Government of, 6.375%, 3/29/2021	165,945
155,000		Hungary, Government of, Unsecd. Note, 6.250%, 1/29/2020	165,462
300,000	[1,2]	Kingdom of Morocco, Series 144A, 4.250%, 12/11/2022	273,060
215,000		Lithuania, Government of, Sr. Unsecd. Note, Series REGS, 6.125%, 3/09/2021	245,369
630,000		Mexico, Government of, Sr. Unsecd. Note, Series EMTN, 5.950%, 3/19/2019	727,650
200,000	[1,2]	Mongolia International B, Series 144A, 4.125%, 1/05/2018	181,500
400,000		Panama, Government of, 6.700%, 1/26/2036	457,000
600,000		Philippines, Government of, 6.375%, 1/15/2032	702,750
700,000		Republic of Indonesia, Series REGS, 5.875%, 3/13/2020	735,875
300,000		Republic of Poland, Sr. Unsecd. Note, 6.375%, 7/15/2019	350,100
200,000	[1,2]	Republic of Serbia, Series 144A, 7.250%, 9/28/2021	207,750
155,000		Romania, Government of, Series EMTN, 4.875%, 11/07/2019	217,891
400,000	[1,2]	Russia, Government of, Series 144A, 3.500%, 1/16/2019	403,000
1,194,050		Russia, Government of, Unsub., Series REGS, 7.500%, 3/31/2030	1,407,164
100,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.250%, 10/04/2020	96,875
850,000		Turkey, Government of, 3.250%, 3/23/2023	733,125
600,000		Turkey, Government of, 6.875%, 3/17/2036	637,650
350,000		Turkey, Government of, 7.000%, 9/26/2016	389,375
500,000		Turkey, Government of, Bond, 5.625%, 3/30/2021	519,500
150,000		Turkey, Government of, Note, 7.375%, 2/05/2025	169,350
500,000		United Mexican States, Note, 5.125%, 1/15/2020	557,250
1,000,000		United Mexican States, Sr. Unsecd. Note, 3.625%, 3/15/2022	992,000
425,000		Uruguay, Government of, 7.625%, 3/21/2036	535,500
400,000		Uruguay, Government of, Note, 8.000%, 11/18/2022	510,000
480,000		Venezuela, Government of, Note, 7.650%, 4/21/2025	345,600
8

Shares or Principal Amount			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$350,000		Venezuela, Government of, Series REGS, 7.750%, 10/13/2019	$291,025
200,000		Zambia, Government of, Series REGS, 5.375%, 9/20/2022	175,000
		TOTAL	17,033,989
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $17,643,151)	17,452,989
		MORTGAGE-BACKED SECURITIES—3.1%
		Federal Home Loan Mortgage Corporation—0.4%
781,908		Federal Home Loan Mortgage Corp. Pool A95704, 3.500%, 30 Year, 12/1/2040	794,797
764,247		Federal Home Loan Mortgage Corp. Pool G08462, 3.500%, 30 Year, 10/1/2041	776,845
35,447		Federal Home Loan Mortgage Corp. Pool J07260, 4.500%, 15 Year, 3/1/2023	37,682
		TOTAL	1,609,324
		Federal National Mortgage Association—2.6%
852,649		Federal National Mortgage Association Pool AB7063, 3.000%, 30 Year, 11/1/2042	834,263
1,408,680		Federal National Mortgage Association Pool AK7606, 3.000%, 30 Year, 9/1/2042	1,378,306
396,508		Federal National Mortgage Association Pool AK7621, 3.000%, 30 Year, 10/1/2042	387,958
303,522		Federal National Mortgage Association Pool AO6307, 3.000%, 30 Year, 7/1/2042	296,978
86,237		Federal National Mortgage Association Pool AO8829, 3.500%, 30 Year, 7/1/2042	87,918
640,114		Federal National Mortgage Association Pool AO9674, 3.500%, 30 Year, 7/1/2042	652,591
1,093,033		Federal National Mortgage Association Pool AP0456, 2.500%, 15 Year, 7/1/2027	1,100,762
661,659		Federal National Mortgage Association Pool AP5146, 3.000%, 30 Year, 8/1/2042	647,392
472,263		Federal National Mortgage Association Pool AQ2962, 2.500%, 15 Year, 12/1/2027	475,602
1,903,455		Federal National Mortgage Association Pool AQ3642, 3.000%, 30 Year, 11/1/2042	1,862,411
499,630		Federal National Mortgage Association Pool AQ5462, 3.000%, 30 Year, 11/1/2042	488,857
476,608		Federal National Mortgage Association Pool AQ6016, 3.000%, 30 Year, 11/1/2042	466,331
720,062		Federal National Mortgage Association Pool AQ7418, 3.000%, 30 Year, 12/1/2042	704,536
77,440		Federal National Mortgage Association Pool MA1044, 3.000%, 30 Year, 4/1/2042	75,770
436,196		Federal National Mortgage Association Pool MA1175, 3.000%, 30 Year, 9/1/2042	426,790
		TOTAL	9,886,465
		Government National Mortgage Association—0.1%
19,311		Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	22,817
10,749		Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	12,751
26,848		Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	31,290
39,493		Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	45,938
		TOTAL	112,796
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $12,177,026)	11,608,585
		PURCHASED PUT OPTIONS—0.0%
960	[3]	Best Buy Co., Inc., Strike Price $29.00, Expiration Date 12/21/2013	43,200
1,090	[3]	Safeway, Inc., Strike Price $26.00, Expiration Date 12/21/2013	32,700
250	[3]	Valero Energy Corp., Strike Price $31.00, Expiration Date 12/21/2013	21,000
230	[1,3]	Whirlpool Corp., Strike Price $125.00, Expiration Date 12/21/2013	50,830
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $160,953)	147,730
		U.S. TREASURY—2.5%
621,852	[4]	U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	647,194
6,300,000	[4,5]	United States Treasury Bill, 0.000%, 10/17/2013	6,299,937
2,550,000	[4,5]	United States Treasury Bill, 0.020%, 12/12/2013	2,549,949
		TOTAL U.S. TREASURY (IDENTIFIED COST $9,532,390)	9,497,080
9

Shares or Principal Amount			Value
		INVESTMENT COMPANY—25.7%
13,984,897	[6]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $94,348,148)	$96,915,336
		REPURCHASE AGREEMENT—6.3%
$23,851,000		Interest in $3,270,000,000 joint repurchase agreement 0.08%, dated 9/30/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,270,007,267 on 10/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,335,407,412. (AT COST)	23,851,000
		TOTAL INVESTMENTS—94.9% (IDENTIFIED COST $343,702,113)[7]	357,787,274
		OTHER ASSETS AND LIABILITIES - NET—5.1%[8]	19,155,951
		TOTAL NET ASSETS—100%	$376,943,225
At September 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
3S&P 500 Long Futures	479	$200,497,425	December 2013	$(318,932)
[3]United States Treasury Bond 30-Year Short Futures	43	$5,735,125	December 2013	$(128,425)
[3]United States Treasury Bond Ultra Long Short Futures	42	$5,967,938	December 2013	$(137,907)
[3]United States Treasury Note 5-Year Short Futures	37	$4,478,734	December 2013	$(64,255)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(649,519)
The average notional value of long and short futures contracts held by the Fund throughout the period was $133,373,514 and $16,403,338, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At September 30, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
9/30/2013	19,387 Canadian Dollar	$18,796	$(24)
11/1/2013	159,760 Euro	$210,366	$(5,782)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(5,806)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,612 and $364, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2013, these restricted securities amounted to $39,470,729, which represented 10.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2013, these liquid restricted securities amounted to $39,419,899, which represented 10.5% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at September 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Whirlpool Corp., Strike Price $125.00, Expiration Date 12/21/2013	9/20/2013	$49,731	$50,830
3	Non-income-producing security.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Discount rate at time of purchase.
6	Affiliated holding.
10

7	At September 30, 2013, the cost of investments for federal tax purposes was $343,679,899. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; b) outstanding foreign currency commitments; and c) futures contracts was $14,720,812. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,745,349 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,024,537.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
11

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$47,819,838	$—	$—	$47,819,838
International	37,071,686	—	—	37,071,686
Preferred Stocks
Domestic	23,676,569	27,663,208	—	51,339,777
International	2,213,577	—	—	2,213,577
Debt Securities:
Commercial Mortgage-Backed Security	—	932,904	—	932,904
Adjustable Rate Mortgage	—	28,816	—	28,816
Asset-Backed Security	—	220,172	—	220,172
Collateralized Mortgage Obligations	—	10,059,079	—	10,059,079
Corporate Bonds	—	48,628,705	—	48,628,705
Foreign Governments/Agencies	—	17,452,989	—	17,452,989
Mortgage-Backed Securities	—	11,608,585	—	11,608,585
U.S. Treasury	—	9,497,080	—	9,497,080
Purchased Put Options	147,730	—	—	147,730
Investment Company	96,915,336	—	—	96,915,336
Repurchase Agreement	—	23,851,000	—	23,851,000
TOTAL SECURITIES	$207,844,736	$149,942,538	$—	$357,787,274
OTHER FINANCIAL INSTRUMENTS*	$(649,543)	$(5,782)	$—	$(655,325)
*	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
12
Federated Prime Money Fund II
Portfolio of Investments
September 30, 2013 (unaudited)
Principal Amount			Value
		Asset-Backed Security—0.9%
		Finance - Equipment—0.9%
$1,500,000	[1,2]	Leaf Equipment Contract Backed Notes, Series 2013-1, Class A1, 0.320%, 10/15/2014	$1,500,000
		Bank Note—0.6%
		Finance - Banking—0.6%
1,000,000		Bank of America N.A., 0.270%, 10/17/2013	1,000,000
		Certificates of Deposit—32.1%
		Finance - Banking—32.1%
1,000,000		BNP Paribas SA, 0.230%, 12/4/2013	1,000,000
3,000,000		Bank of Nova Scotia, Toronto, 0.250%, 1/6/2014	3,000,000
7,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.210% - 0.230%, 11/26/2013 - 12/27/2013	7,000,000
2,000,000	[3]	Canadian Imperial Bank of Commerce, 0.300%, 10/24/2013	2,000,000
3,000,000		Citibank NA, New York, 0.250%, 12/23/2013	3,000,000
3,000,000		Credit Agricole Corporate and Investment Bank, 0.260%, 10/9/2013	3,000,000
3,000,000		Fifth Third Bank, Cincinnati, 0.300%, 10/11/2013 - 1/3/2014	3,000,000
3,000,000		Mizuho Bank Ltd., 0.210%, 12/17/2013	3,000,000
2,500,000		Natixis, 0.250%, 11/22/2013	2,500,000
1,000,000		Rabobank Nederland NV, Utrecht, 0.275%, 3/6/2014	998,810
2,000,000	[3]	Royal Bank of Canada, Montreal, 0.280%, 10/1/2013	2,000,000
2,000,000	[3]	Royal Bank of Canada, Montreal, 0.300%, 10/1/2013	2,000,000
4,500,000		Societe Generale, Paris, 0.240% - 0.290%, 10/31/2013 - 12/2/2013	4,500,000
4,000,000		Standard Chartered Bank PLC, 0.230%, 1/3/2014	4,000,000
7,000,000		Sumitomo Mitsui Banking Corp., 0.220% - 0.240%, 10/11/2013 - 1/24/2014	7,000,000
3,000,000		Toronto Dominion Bank, 0.240%, 3/4/2014	3,000,000
		TOTAL CERTIFICATES OF DEPOSIT	50,998,810
		Collateralized Loan Agreements—11.3%
		Finance - Banking—11.3%
3,000,000		Citigroup Global Markets, Inc., 0.517%, 10/1/2013	3,000,000
2,000,000		Credit Suisse Securities (USA) LLC, 0.679%, 10/18/2013	2,000,000
4,000,000		Mizuho Securities USA, Inc., 0.456%, 10/11/2013	4,000,000
2,000,000		RBC Capital Markets, LLC, 0.243%, 10/16/2013	2,000,000
3,000,000		RBS Securities, Inc., 0.436% - 0.872%, 10/3/2013 - 2/20/2014	3,000,000
4,000,000		Wells Fargo Securities, LLC, 0.355%, 10/21/2013	4,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	18,000,000
		Commercial Paper—31.7%[4]
		Aerospace/Auto—0.5%
795,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 0.300%, 10/28/2013	794,821
		Electric Power—2.2%
3,000,000	[1,2]	Electricite de France SA, 0.220%, 10/31/2013	2,999,450
520,000		Virginia Electric & Power Co., 0.280%, 10/31/2013	519,879
		TOTAL	3,519,329
		Finance - Automotive—3.2%
5,000,000		FCAR Owner Trust, A1/P1 Series, 0.260%, 12/16/2013	4,997,255
		Finance - Banking—11.8%
2,000,000	[1,2,3]	ANZ New Zealand National (Int'l) Ltd., 0.222%, 11/13/2013	2,000,000
3,000,000		Barclays US Funding Corp., 0.210%, 10/18/2013	2,999,703
2,000,000		ICICI Bank Ltd., New York (Series C-BA), (Bank of America N.A. LOC), 0.260%, 12/6/2013	1,999,047
2,000,000		ING (U.S.) Funding LLC, 0.210%, 11/22/2013	1,999,393
1

Principal Amount			Value
		Commercial Paper—continued[4]
		Finance - Banking—continued
$1,700,000	[1,2]	LMA-Americas LLC, 0.260% - 0.270%, 10/3/2013 - 10/8/2013	$1,699,950
5,000,000	[1,2]	Nationwide Building Society, 0.210% - 0.225%, 12/20/2013 - 1/2/2014	4,997,372
3,000,000		Standard Chartered Bank PLC, 0.200%, 1/14/2014	2,998,250
		TOTAL	18,693,715
		Finance - Commercial—5.5%
4,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.240%, 10/9/2013	3,999,787
4,800,000	[1,2]	Versailles Commercial Paper LLC, 0.240%, 10/23/2013 - 12/5/2013	4,799,067
		TOTAL	8,798,854
		Finance - Retail—6.3%
2,000,000	[1,2]	Chariot Funding LLC, 0.301%, 4/3/2014	1,996,933
8,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.240% - 0.301%, 10/1/2013 - 4/11/2014	7,996,000
		TOTAL	9,992,933
		Oil & Oil Finance—0.5%
800,000	[1,3]	Devon Energy Corp., 0.329%, 10/25/2013	800,000
		Sovereign—1.5%
2,400,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.250% - 0.270%, 10/16/2013 - 12/4/2013	2,399,398
		Telecommunications—0.2%
359,000	[1,2]	AT&T, Inc., 0.240%, 10/28/2013	358,935
		TOTAL COMMERCIAL PAPER	50,355,240
		Corporate Bonds—3.1%
		Finance - Commercial—3.1%
1,000,000	[3]	General Electric Capital Corp., 1.121%, 10/7/2013	1,002,330
3,789,000		General Electric Capital Corp., 5.900%, 5/13/2014	3,919,299
		TOTAL CORPORATE BONDS	4,921,629
		Notes - Variable—5.8%[3]
		Finance - Automotive—1.3%
2,000,000		Toyota Motor Credit Corp., 0.269%, 10/15/2013	2,000,000
		Finance - Banking—3.7%
3,300,000		Connecticut HEFA, Series D Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.190%, 10/3/2013	3,300,000
225,000		Lancaster, PA IDA, Snavely's Mill, Inc. Series 2003—B, (Fulton Bank, N.A. LOC), 1.650%, 10/3/2013	225,000
800,000		Miami, FL Health Facilities Authority, (Series 2005), (SunTrust Bank LOC), 0.300%, 10/2/2013	800,000
775,000		New York City Housing Development Corp., Series 2009-A1, (RBS Citizens, N.A. LOC), 0.160%, 10/2/2013	775,000
775,000		New York City Housing Development Corp., Series 2010-A2, (RBS Citizens, N.A. LOC), 0.150%, 10/2/2013	775,000
		TOTAL	5,875,000
		Metals—0.8%
500,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), (Nucor Corp.), 0.380%, 10/2/2013	500,000
800,000		St. James Parish, LA, (Series 2010A-1), (GTD by Nucor Corp.), 0.350%, 10/2/2013	800,000
		TOTAL	1,300,000
		TOTAL NOTES—VARIABLE	9,175,000
		Repurchase Agreement—14.5%
23,014,000		Interest in $3,270,000,000 joint repurchase agreement 0.08%, dated 9/30/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,270,007,267 on 10/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,335,407,412. (AT COST)	23,014,000
		TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	158,964,679
		OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	(68,256)
		TOTAL NET ASSETS—100%	$158,896,423
2

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2013, these restricted securities amounted to $36,341,713, which represented 22.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2013, these liquid restricted securities amounted to $35,541,713, which represented 22.4% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at September 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Devon Energy Corp., 0.329%, 3/25/2014	3/22/2013	$800,000	$800,000
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles (GAAP). The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Fund's Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
3
Federated Quality Bond Fund II
Portfolio of Investments
September 30, 2013 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—95.6%
		Basic Industry - Chemicals—1.9%
$300,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	$336,456
640,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	640,568
410,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	426,527
800,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	879,518
1,290,000		RPM International, Inc., 6.50%, 2/15/2018	1,461,593
900,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,026,443
395,000		Rohm & Haas Co., 6.00%, 9/15/2017	453,748
		TOTAL	5,224,853
		Basic Industry - Metals & Mining—6.5%
1,000,000		Alcoa, Inc., 5.87%, 2/23/2022	1,002,106
750,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	915,764
750,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	743,086
100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	98,603
630,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	486,360
1,000,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	844,709
750,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	774,375
660,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	689,700
300,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	308,250
80,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	74,000
300,000		Barrick Gold Corp., Sr. Unsecd. Note, 2.50%, 5/1/2018	286,430
770,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	879,838
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	225,885
850,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	890,035
1,020,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,004,700
700,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	566,825
2,820,000		Goldcorp, Inc., Sr. Unsecd. Note, 3.70%, 3/15/2023	2,579,082
280,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	295,444
470,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	390,540
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,173,883
435,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	513,618
1,570,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	1,438,352
1,430,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,541,111
		TOTAL	17,722,696
		Basic Industry - Paper—0.8%
440,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	403,241
460,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	474,966
250,000		Westvaco Corp., 7.65%, 3/15/2027	265,439
900,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	949,437
		TOTAL	2,093,083
		Capital Goods - Aerospace & Defense—0.6%
1,119,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 6.375%, 9/16/2023	1,096,620
430,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	360,055
320,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	314,644
		TOTAL	1,771,319
		Capital Goods - Building Materials—0.7%
620,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	702,150
1

Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—continued
$1,020,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	$1,175,605
		TOTAL	1,877,755
		Capital Goods - Construction Machinery—0.4%
1,010,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	1,099,004
		Capital Goods - Diversified Manufacturing—1.5%
450,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	435,555
360,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	375,857
1,045,000		Harsco Corp., 5.75%, 5/15/2018	1,114,099
1,190,000		Pentair, Ltd., Company Guarantee, 5.00%, 5/15/2021	1,250,804
910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	813,312
		TOTAL	3,989,627
		Capital Goods - Packaging—0.8%
470,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	452,917
640,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	621,542
300,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	319,107
650,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	683,298
		TOTAL	2,076,864
		Communications - Media & Cable—0.5%
270,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	240,330
1,090,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	1,117,985
100,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	82,251
		TOTAL	1,440,566
		Communications - Media Noncable—2.0%
1,250,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	1,386,360
1,679,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	1,651,031
530,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	578,681
200,000	[1,2]	News America, Inc., Sr. Unsecd. Note, Series 144A, 4.00%, 10/1/2023	200,707
595,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	571,935
390,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	358,158
900,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	823,722
		TOTAL	5,570,594
		Communications - Telecom Wireless—3.4%
780,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	720,202
600,000		American Tower Corp., Sr. Unsecd. Note, 3.40%, 2/15/2019	593,895
1,000,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	1,057,368
4,300,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	4,682,898
720,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	779,091
1,620,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	1,587,820
		TOTAL	9,421,274
		Communications - Telecom Wirelines—1.9%
1,000,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	1,042,500
1,000,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	1,195,860
730,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	721,191
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	266,569
1,735,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	1,863,985
		TOTAL	5,090,105
		Consumer Cyclical - Automotive—5.3%
1,300,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	1,347,710
700,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	693,878
300,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.95%, 3/28/2014	301,633
2

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$575,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, 2.625%, 9/15/2016	$593,245
1,300,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	1,164,385
1,650,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	1,638,996
850,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	874,586
950,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	950,915
420,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	447,139
460,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	467,659
900,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	908,743
990,000	[1,2]	Hyundai Capital Services, Inc., Note, 6.00%, 5/5/2015	1,057,169
480,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	527,132
1,600,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	1,629,403
740,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	781,241
1,000,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	1,027,122
		TOTAL	14,410,956
		Consumer Cyclical - Entertainment—1.8%
1,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,117,187
1,890,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	2,146,879
500,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	546,403
800,000		Time Warner, Inc., Deb., 8.375%, 3/15/2023	935,070
250,000		Viacom, Inc., 2.50%, 9/1/2018	249,883
		TOTAL	4,995,422
		Consumer Cyclical - Lodging—0.7%
450,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	470,250
275,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	257,620
1,250,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	1,267,375
		TOTAL	1,995,245
		Consumer Cyclical - Retailers—0.1%
370,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	393,471
		Consumer Cyclical - Services—0.4%
250,000		Boston University, Series MTNA, 7.625%, 7/15/2097	297,409
350,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	366,476
370,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	415,471
		TOTAL	1,079,356
		Consumer Non-Cyclical - Food/Beverage—2.9%
900,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	965,947
1,410,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	1,322,264
660,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	663,348
2,050,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,897,117
1,610,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	1,629,145
800,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	822,700
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	494,066
		TOTAL	7,794,587
		Consumer Non-Cyclical - Health Care—0.5%
270,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	263,664
370,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	395,225
650,000		Stryker Corp., Sr. Unsecd. Note, 1.30%, 4/1/2018	634,932
		TOTAL	1,293,821
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
300,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	309,277
3

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Supermarkets—0.3%
$610,000		Kroger Co., Bond, 6.90%, 4/15/2038	$717,988
		Consumer Non-Cyclical - Tobacco—0.1%
360,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	379,720
		Energy - Independent—1.1%
320,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	313,982
1,000,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,041,247
800,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	860,000
20,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	21,100
190,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	185,814
350,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	327,180
210,700	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	215,968
		TOTAL	2,965,291
		Energy - Integrated—2.4%
1,000,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	1,010,444
530,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	575,719
750,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	754,491
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,456,880
975,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	902,039
1,000,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	1,009,913
965,000		Phillips 66, Sr. Unsecd. Note, 4.30%, 4/1/2022	985,899
		TOTAL	6,695,385
		Energy - Oil Field Services—1.1%
280,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	293,086
1,100,000	[1,2]	Nabors Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.10%, 9/15/2023	1,120,005
450,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	475,155
1,000,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,122,324
		TOTAL	3,010,570
		Energy - Refining—0.6%
295,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	321,751
215,000		Valero Energy Corp., 7.50%, 4/15/2032	251,628
240,000		Valero Energy Corp., 9.375%, 3/15/2019	311,343
635,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	691,754
		TOTAL	1,576,476
		Financial Institution - Banking—19.9%
1,180,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,275,036
4,000,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	4,184,024
1,500,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	1,614,165
825,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	931,710
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 1/11/2018	984,646
600,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	587,096
3,000,000	[1,2]	Barclays Bank PLC, Jr. Sub. Note, Series 144A, 5.926%, 9/29/2049	3,120,000
2,500,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	2,801,492
640,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	693,606
150,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	157,536
735,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	911,471
480,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	517,645
1,000,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	1,114,696
610,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	644,028
1,000,000		Fifth Third Bancorp, Sub., 5.45%, 1/15/2017	1,101,040
900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	947,021
4

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$2,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	$3,259,722
1,840,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,805,840
1,000,000		JP Morgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,045,304
2,000,000		JP Morgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	1,818,152
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,515,640
1,100,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,140,879
3,900,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	4,108,174
600,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	648,519
500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	552,853
970,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	1,078,784
2,010,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 4/1/2018	2,336,279
1,000,000		Morgan Stanley, Sub. Note, 4.10%, 5/22/2023	934,935
2,110,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	2,252,444
400,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	446,312
1,500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 1.9044%, 3/29/2049	1,290,000
910,000	[1,2]	RBS Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	890,057
1,400,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,428,720
250,000		Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	252,863
1,320,000		Wachovia Corp., Sr. Unsecd. Note, 5.75%, 2/1/2018	1,526,587
1,175,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,317,018
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,294,805
		TOTAL	54,529,099
		Financial Institution - Brokerage—2.8%
500,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	546,166
170,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	178,191
370,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	359,596
96,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	110,799
350,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	383,146
800,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	894,854
400,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	396,952
2,835,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	3,158,672
240,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	257,484
690,000		Nuveen Investments, Inc., Sr. Unsecd. Note, 5.50%, 9/15/2015	672,750
90,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	95,273
193,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	201,366
240,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	303,522
		TOTAL	7,558,771
		Financial Institution - Finance Noncaptive—6.0%
1,560,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,527,170
463,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	586,489
1,487,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	1,421,999
1,050,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	1,100,115
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,612,603
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	1,601,861
3,900,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.10%, 1/9/2023	3,657,190
400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	410,000
1,300,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	1,487,200
1,100,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 5.35%, 12/21/2065	951,500
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,119,000
5

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Noncaptive—continued
$960,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	$1,044,432
		TOTAL	16,519,559
		Financial Institution - Insurance - Life—5.8%
910,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	1,017,682
580,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	720,369
1,790,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	2,316,813
800,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	802,594
230,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	237,648
1,000,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	1,180,531
500,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	648,799
290,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	297,536
1,270,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	1,844,442
2,300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	2,519,572
350,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	452,954
1,270,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	1,207,684
310,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	301,849
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	1,148,196
700,000		SunAmerica, Inc., Deb., 8.125%, 4/28/2023	849,435
250,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	283,791
		TOTAL	15,829,895
		Financial Institution - Insurance - P&C—2.1%
330,000		CNA Financial Corp., 6.50%, 8/15/2016	373,524
660,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	745,013
680,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	785,561
1,180,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,292,710
1,000,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	1,394,308
1,050,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,115,625
		TOTAL	5,706,741
		Financial Institution - REITs—4.4%
450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	453,189
680,000		Boston Properties LP, Sr. Unsecd. Note, 3.80%, 2/1/2024	655,300
1,200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	1,384,103
890,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	995,085
1,700,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	1,821,103
960,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,091,805
500,000	[1,2]	Healthcare Trust of America, Series 144A, 3.70%, 4/15/2023	469,749
810,000		Liberty Property LP, 6.625%, 10/1/2017	932,280
550,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	512,314
163,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	192,477
1,500,000		Realty Income Corp., Sr. Unsecd. Note, 6.75%, 8/15/2019	1,772,165
470,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	494,967
700,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	813,406
300,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	310,734
		TOTAL	11,898,677
		Municipal Services—1.0%
895,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	875,024
1,825,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,818,101
		TOTAL	2,693,125
		Sovereign—0.6%
560,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	587,871
6

Principal Amount			Value
		CORPORATE BONDS—continued
		Sovereign—continued
$320,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	$320,510
510,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	674,201
		TOTAL	1,582,582
		Technology—4.0%
420,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	390,698
940,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	915,123
400,000		Apple, Inc., Sr. Unsecd. Note, 1.00%, 5/3/2018	385,814
250,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	226,876
1,200,000		BMC Software, Inc., 7.25%, 6/1/2018	1,272,000
430,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	423,528
915,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	825,052
1,370,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,599,201
2,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	2,082,854
670,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	666,796
180,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	185,745
285,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	281,274
195,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	193,101
670,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	723,209
500,000		Xerox Corp., Sr. Unsecd. Note, 2.95%, 3/15/2017	513,299
325,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	338,453
		TOTAL	11,023,023
		Transportation - Airlines—1.0%
191,552		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	208,312
2,310,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	2,551,691
		TOTAL	2,760,003
		Transportation - Railroads—0.3%
465,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	508,852
117,702		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	136,007
300,000	[1,2]	Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, Series 144A, 3.00%, 5/15/2023	276,535
		TOTAL	921,394
		Transportation - Services—1.6%
1,695,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	1,969,548
530,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	539,616
1,120,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	1,173,498
625,000		Ryder System, Inc., Sr. Unsecd. Note, 3.50%, 6/1/2017	654,322
		TOTAL	4,336,984
		Utility - Electric—5.0%
880,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	812,202
1,306,307		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	1,381,154
930,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	952,620
600,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	614,639
1,975,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	2,251,429
500,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	496,702
220,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	236,533
235,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	251,470
896,332	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	959,684
2,650,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	2,950,059
190,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	189,486
1,110,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,063,314
425,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	436,976
7

Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$230,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	$251,227
800,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	821,066
96,991		Waterford 3 Funding Corp., 8.09%, 1/2/2017	96,948
		TOTAL	13,765,509
		Utility - Natural Gas Distributor—0.7%
280,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	309,375
1,600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,541,226
		TOTAL	1,850,601
		Utility - Natural Gas Pipelines—2.0%
1,000,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	1,015,751
565,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	575,542
1,600,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	1,760,039
540,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	491,780
1,110,000		Williams Partners LP, 5.25%, 3/15/2020	1,198,858
380,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	385,331
		TOTAL	5,427,301
		TOTAL CORPORATE BONDS (IDENTIFIED COST $252,633,386)	261,398,569
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
2,338		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	2,841
		Federal National Mortgage Association—0.0%
300		Federal National Mortgage Association, Pool 50276, 9.50%, 2/1/2020	354
		Government National Mortgage Association—0.1%
5,091		Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	5,958
6,930		Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	7,981
8,656		Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	10,195
13,260		Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	15,318
18,141		Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	20,964
1,573		Government National Mortgage Association, Pool 276337, 10.00%, 8/15/2019	1,847
12,874		Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	15,211
4,103		Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	4,775
8,599		Government National Mortgage Association, Pool 3040, 7.00%, 2/20/2031	10,201
26,848		Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	31,290
23,581		Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	27,430
48,305		Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	56,213
1,852		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	2,212
6,114		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	7,466
		TOTAL	217,061
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $188,763)	220,256
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
410,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432% Bonds, 1/1/2042 (IDENTIFIED COST $410,000)	330,833
		COLLATERALIZED MORTGAGE OBLIGATION—0.6%
		Commercial Mortgage—0.6%
1,500,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.551%, 8/15/2039 (IDENTIFIED COST $1,488,320)	1,602,614
8

Principal Amount			Value
		FOREIGN GOVERNMENTS/AGENCIES—0.6%
		Sovereign—0.6%
$225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	$232,313
900,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	1,012,500
500,000		Sweden, Government of, 10.25%, 11/1/2015	503,265
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,622,783)	1,748,078
		U.S. TREASURY—0.2%
		U.S. Treasury Note—0.2%
600,000		United States Treasury Note, 1.50%, 8/31/2018 (IDENTIFIED COST $601,780)	604,187
		Repurchase Agreement—1.6%
4,328,000		Interest in $3,270,000,000 joint repurchase agreement 0.08%, dated 9/30/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,270,007,267 on 10/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,335,407,412. (AT COST)	4,328,000
		TOTAL INVESTMENTS—98.8% (IDENTIFIED COST $261,273,032)[3]	270,232,537
		OTHER ASSETS AND LIABILITIES - NET—1.2%[4]	3,231,724
		TOTAL NET ASSETS—100%	$273,464,261
At September 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
5U.S. Treasury Note 5-Year Long Futures	343	$41,519,078	December 2013	$594,119
5U.S. Treasury Bond 30-Year Short Futures	275	$36,678,125	December 2013	$(821,322)
5U.S. Treasury Bond Ultra Long Short Futures	97	$13,783,094	December 2013	$(335,687)
5U.S. Treasury Note 2-Year Short Futures	100	$22,026,563	December 2013	$(64,288)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(627,178)
The average notional value of long and short futures contracts held by the Fund throughout the period was $34,931,800 and $75,302,728, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period. Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2013, these restricted securities amounted to $57,419,462, which represented 21.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2013, these liquid restricted securities amounted to $56,018,484, which represented 20.5% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at September 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,000,000	$1,117,187
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	5/14/1999 – 9/29/1999	$248,411	$283,791
3	At September 30, 2013, the cost of investments for federal tax purposes was $261,273,032. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $8,959,809. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,171,954 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,212,145.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2013.
9

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amotized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedure described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
10

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices and Investments in Investment Companies	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$261,398,569	$—	$261,398,569
Mortgage-Backed Securities	—	220,256	—	220,256
Municipal Bond	—	330,833	—	330,833
Collateralized Mortgage Obligation	—	1,602,614	—	1,602,614
Foreign Governments/Agencies	—	1,748,078	—	1,748,078
U.S. Treasury		604,187		604,187
Repurchase Agreement	—	4,328,000	—	4,328,000
TOTAL SECURITIES	$—	$270,232,537	$—	$270,232,537
OTHER FINANCIAL INSTRUMENTS*	$(627,178)	$—	$—	$(627,178)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
11
Federated Fund for U.S. Government Securities II
Portfolio of Investments
September 30, 2013 (unaudited)
Principal Amount			Value
		U.S. TREASURY—11.3%
		U.S. Treasury Bonds—1.9%
$2,000,000		3.750%, 8/15/2041	$2,033,438
1,250,000		4.375%, 5/15/2040	1,414,282
370,000		7.500%, 11/15/2024	540,518
		TOTAL	3,988,238
		U.S. Treasury Notes—9.4%
5,000,000		0.250%, 1/31/2015	5,004,663
2,000,000		1.500%, 8/31/2018	2,013,958
3,000,000		2.625%, 6/30/2014	3,056,514
5,500,000		3.125%, 5/15/2021	5,879,521
3,703,980	[1]	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2016	3,801,318
		TOTAL	19,755,974
		TOTAL U.S. TREASURY (IDENTIFIED COST $23,424,068)	23,744,212
		GOVERNMENT AGENCIES—3.1%
		Federal Farm Credit System—0.6%
1,000,000		5.750%, 12/7/2028	1,239,130
		Federal Home Loan Bank System—0.7%
1,100,000		7.125%, 2/15/2030	1,486,813
		Federal Home Loan Mortgage Corporation—0.8%
1,500,000		5.625%, 11/23/2035	1,609,074
72,000		6.750%, 9/15/2029	97,709
		TOTAL	1,706,783
		Tennessee Valley Authority Bond—1.0%
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	2,057,259
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $5,625,853)	6,489,985
		MORTGAGE-BACKED SECURITIES—52.8%
		Federal Home Loan Mortgage Corporation—21.1%
2,995,182		3.000%, 8/1/2043	2,919,483
6,569,959		3.500%, 4/1/2042 - 9/1/2043	6,679,935
6,942,006		4.000%, 12/1/2041 - 1/1/2042	7,260,693
9,290,351		4.500%, 6/1/2019 - 4/1/2041	9,887,396
5,530,541		5.000%, 7/1/2019 - 6/1/2040	5,951,406
6,932,420		5.500%, 12/1/2020 - 3/1/2040	7,519,951
2,185,321		6.000%, 1/1/2014 - 7/1/2037	2,391,605
293,165		6.500%, 6/1/2022 - 5/1/2031	327,876
902,688		7.000%, 12/1/2029 - 4/1/2032	1,055,123
93,077		7.500%, 9/1/2030 - 1/1/2031	110,772
11,475		8.500%, 5/1/2030	14,167
5,448		9.000%, 2/1/2025 - 5/1/2025	6,682
		TOTAL	44,125,089
		Federal National Mortgage Association—18.8%
11,365,142	[2]	4.000%, 2/1/2041 - 10/1/2043	11,927,068
10,038,841		4.500%, 12/1/2019 - 2/1/2042	10,746,748
8,643,064	[2]	5.000%, 7/1/2034 - 7/1/2040	9,360,253
2,210,303		5.500%, 11/1/2021 - 4/1/2036	2,408,777
1

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$3,902,795		6.000%, 5/1/2014 - 3/1/2038	$4,263,890
315,234		6.500%, 6/1/2029 - 11/1/2035	352,912
323,602		7.000%, 3/1/2015 - 4/1/2032	374,930
15,482		7.500%, 8/1/2028 - 2/1/2030	18,247
14,685		8.000%, 7/1/2030	17,899
		TOTAL	39,470,724
		Government Agency—1.4%
3,039,757	[3,4]	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	3,033,004
		Government National Mortgage Association—11.5%
8,577,260		3.500%, 6/15/2042	8,828,212
7,528,023		4.500%, 6/20/2039 - 8/20/2040	8,118,484
1,133,660		5.000%, 7/15/2034	1,241,978
915,722		5.500%, 5/20/2035	1,014,377
3,531,858		6.000%, 4/15/2032 - 7/20/2038	3,906,125
755,887		6.500%, 12/15/2023 - 5/15/2032	869,776
31,689		7.500%, 10/15/2026 - 3/20/2030	38,055
3,098		8.000%, 4/15/2030	3,796
6,692		9.500%, 11/15/2016	7,090
		TOTAL	24,027,893
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $105,946,160)	110,656,710
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.1%
		Non-Agency Mortgage-Backed Securities—5.1%
1,237,816		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	1,243,717
1,299,650		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	1,213,054
469,577		Credit Suisse Mortgage Capital 2007-4, Class 4A2, 5.500%, 6/25/2037	406,373
1,333,618	[3,4]	Credit Suisse Mortgage Capital 2012-CIM2, Class A1, 3.000%, 6/25/2042	1,321,770
2,473,661	[3,4]	Credit Suisse Mortgage Capital 2013-IVR3, Class A2, 3.000%, 5/25/2043	2,334,658
439,728		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	433,213
111,372		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	110,254
292,315		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	297,052
748,450		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	758,551
881,850		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	886,240
1,771,782		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,587,129
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $11,030,522)	10,592,011
		Commercial Mortgage-Backed Securities—25.8%
		Agency Commercial Mortgage-Backed Securities—17.4%
3,450,000		FHLMC REMIC K704 A2, 2.412%, 8/25/2018	3,524,146
4,000,000		FHLMC REMIC K703 A2, 2.699%, 5/25/2018	4,143,998
3,383,588		FHLMC REMIC K010 A1, 3.320%, 7/25/2020	3,586,632
4,000,000		FNMA REMIC 2013-M1 ASQ2, 1.074%, 11/25/2016	3,983,969
2,898,572		FNMA REMIC 2011-M7 A1, 2.049%, 9/25/2018	2,975,079
6,000,000		FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	6,183,547
2,500,000	[3,4]	FREMF Mortgage Trust 2013-K25, 3.617%, 11/25/2045	2,221,200
2,750,000	[3,4]	FREMF Mortgage Trust 2013-K502, 2.842%, 3/25/2045	2,646,449
4,000,000	[3,4]	FREMF Mortgage Trust 2013-K713, 3.165%, 4/25/2046	3,684,013
3,416,708		NCUA Guaranteed Notes 2010-C1, 1.600%, 10/29/2020	3,437,891
		TOTAL	36,386,924
		Non-Agency Commercial Mortgage-Backed Securities—8.4%
2,535,541	[3,4]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	2,618,036
2

Principal Amount			Value
		Commercial Mortgage-Backed Securities—continued
		Non-Agency Commercial Mortgage-Backed Securities—continued
$3,380,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A2, 2.256%, 12/10/2044	$3,454,672
2,650,000	[3,4]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	2,782,558
2,323,849	[3,4]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	2,482,480
2,486,683	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	2,557,703
2,100,000	[3,4]	JP Morgan Chase Commercial Mortgage Securities, Class A2, 3.341%, 7/15/2046	2,198,641
1,500,000	[3,4]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.240%, 3/15/2044	1,568,111
		TOTAL	17,662,201
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $53,752,311)	54,049,125
		Repurchase Agreements—8.3%
2,941,000	[5]	Interest in $3,270,000,000 joint repurchase agreement 0.08%, dated 9/30/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,270,007,267 on 10/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,335,407,412.	2,941,000
3,880,000		Interest in $3,270,000,000 joint repurchase agreement 0.08%, dated 9/30/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,270,007,267 on 10/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,335,407,412 (purchased with proceeds from securities lending collateral).	3,880,000
10,533,000	[5,6]	Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 9/12/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,000,046,667 on 10/10/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2043 and the market value of those underlying securities was $1,020,032,300.	10,533,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	17,354,000
		TOTAL INVESTMENTS—106.4% (IDENTIFIED COST $217,132,914)[7]	222,886,043
		OTHER ASSETS AND LIABILITIES - NET—(6.4)%[8]	(13,440,541)
		TOTAL NET ASSETS—100%	$209,445,502
The average notional value of short futures contracts held by the Fund throughout the period was $5,215,859. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
1	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
As of September 30, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Security on Loan	Market Value of Collateral
$3,591,978	$3,880,000
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2013, these restricted securities amounted to $29,448,623, which represented 14.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2013, these liquid restricted securities amounted to $29,448,623, which represented 14.1% of total net assets.
5	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	At September 30, 2013, the cost of investments for federal tax purposes was $217,132,914. The net unrealized appreciation of investments for federal tax purposes was $5,753,129. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,688,477 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,935,348.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2013.
3

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2013, all investments of the Fund utilized level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	- Real Estate Mortgage Investment Conduit
4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Insurance Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date November 25, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 20, 2013